                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                         Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

			Pioneer Strategic Income VCT Portfolio
			Schedule of Investments 3/31/2016 (Unaudited)

	Principal Amount ($)	Floating Rate (b) (unaudited)		Value
			CONVERTIBLE CORPORATE BONDS - 1.8%
			Energy - 0.2%
			Oil & Gas Storage & Transportation - 0.2%
	100,000		Golar LNG, Ltd., 3.75%, 3/7/17	$94,580
			Total Energy	$94,580
			Materials - 0.3%
			Diversified Metals & Mining - 0.3%
	28,732		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)	$10,631
	100,000		Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	97,250
				$107,881
			Total Materials	$107,881
			Capital Goods - 0.2%
			Construction & Engineering - 0.1%
	45,000		Dycom Industries, Inc., 0.75%, 9/15/21 (144A)	$44,156
			Electrical Components & Equipment - 0.1%
	74,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$40,422
	12,000		SolarCity Corp., 1.625%, 11/1/19	6,878
				$47,300
			Total Capital Goods	$91,456
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	45,000		CalAtlantic Group, Inc., 0.25%, 6/1/19	$39,825
	30,000		CalAtlantic Group, Inc., 1.25%, 8/1/32	31,594
	60,000		KB Home, 1.375%, 2/1/19	55,350
				$126,769
			Total Consumer Durables & Apparel	$126,769
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.0% †
	25,000		Wright Medical Group, Inc., 2.0%, 2/15/20	$22,328
			Managed Health Care - 0.1%
	24,000		Molina Healthcare, Inc., 1.625%, 8/15/44	$30,120
			Total Health Care Equipment & Services	$52,448
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Biotechnology - 0.1%
	35,000		Cepheid, 1.25%, 2/1/21	$31,172
			Pharmaceuticals - 0.0% †
	22,000		Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)	$19,621
			Total Pharmaceuticals, Biotechnology & Life Sciences	$50,793
			Software & Services - 0.3%
			Internet Software & Services - 0.3%
	75,000		WebMD Health Corp., 1.5%, 12/1/20	$99,984
	15,000		WebMD Health Corp., 2.5%, 1/31/18	17,138
				$117,122
			Data Processing & Outsourced Services - 0.0% †
	15,000		Cardtronics, Inc., 1.0%, 12/1/20	$14,484
			Total Software & Services	$131,606
			Technology Hardware & Equipment - 0.3%
			Communications Equipment - 0.1%
	50,000		Finisar Corp., 0.5%, 12/15/33	$48,750
			Electronic Components - 0.2%
	95,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41	$73,862
			Total Technology Hardware & Equipment	$122,612
			Semiconductors & Semiconductor Equipment - 0.0% †
			Semiconductors - 0.0%
	15,000		NXP Semiconductors NV, 1.0%, 12/1/19	$16,594
			Total Semiconductors & Semiconductor Equipment	$16,594
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $833,803)	$794,739

			PREFERRED STOCKS - 0.4%
			Banks - 0.1%
			Diversified Banks - 0.1%
	1,024	6.99	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$26,921
			Total Banks	$26,921
			Diversified Financials - 0.1%
			Consumer Finance - 0.1%
	1,950	6.40	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$47,794
			Total Diversified Financials	$47,794
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.2%
	4,000		Qwest Corp., 7.375%, 6/1/51	$102,120
			Total Telecommunication Services	$102,120
			TOTAL PREFERRED STOCKS
			(Cost $173,270)	$176,835

			CONVERTIBLE PREFERRED STOCKS - 0.6%
			Banks - 0.6%
			Diversified Banks - 0.6%
	6		Bank of America Corp., 7.25% (Perpetual)	$6,828
	220		Wells Fargo & Co., 7.5% (Perpetual)	265,102
				$271,930
			Total Banks	$271,930
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $245,498)	$271,930
	Shares
			COMMON STOCKS - 0.4%
			Capital Goods - 0.4%
			Construction & Engineering - 0.4%
	53,917		Newhall Land Development LLC *	$155,011
			Total Capital Goods	$155,011
			TOTAL COMMON STOCKS
			(Cost $44,603)	$155,011
	Principal Amount ($)
			ASSET BACKED SECURITIES - 4.3%
	10,859	0.58	Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36	$10,716
	199,978		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	202,987
	45,817	3.72	Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)	45,792
	100,000		BCC Funding Corp X, 4.544%, 12/21/20 (144A)	97,598
	25,889	1.33	Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34	21,689
	20,000		Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21	19,902
	80,000		Citicorp Residential Mortgage Trust Series 2006-2, 5.89163%, 9/25/36 (Step)	74,805
	47,750		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	47,691
	713	6.24	Conseco Financial Corp., Floating Rate Note, 12/1/28	745
	2,870	0.68	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	2,853
	12,832	0.61	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	12,534
	43,971	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	44,631
	49,500		DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)	48,411
	49,948		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	50,292
	25,000		First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	24,775
	40,000		First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)	38,929
	69,340		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	68,777
	4,789	0.60	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	4,718
	81,676		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)	80,860
	100,000		Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	99,999
	50,000		Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)	50,546
	91,112		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)	90,606
	13,197		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	13,245
	15,375		Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)	15,391
	150,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)	149,709
	99,542		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)	94,228
	4,215	0.56	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	4,202
	70,798		US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)	70,210
	82,232		VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)	81,030
	80,366		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	78,933
	85,099		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	84,494
	60,980		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)	60,065
	50,000		Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)	49,745
			TOTAL ASSET BACKED SECURITIES
			(Cost $1,852,726)	$1,841,108

			COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%
	172,058	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	$174,953
	30,713		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	31,877
	17,502		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	17,858
	22,927	2.75	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	22,893
	46,533	1.36	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	39,323
	10,274	3.17	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	10,092
	45,000		Chase Mortgage Trust 2016-1, 3.75%, 4/25/45 (144A)	43,618
	295	3.03	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	272
	125,801	3.50	Citigroup Mortgage Loan Trust 2013-J1, Floating Rate Note, 10/25/43 (144A)	126,602
	19,710		Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34	20,882
	100,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	100,149
	25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,483
	25,000		COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45	26,782
	21,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	21,426
	12,271		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45	12,614
	50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	51,601
	100,000	2.19	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	97,885
	66,920		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	68,022
	2,786		Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	2,761
	50,039	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)	50,889
	117,385	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	121,768
	90,809		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)	92,530
	68,097	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)	66,176
	12,634		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	13,598
	850		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	863
	25,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	26,056
	25,000	3.36	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,102
	100,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	101,905
	28,566	0.70	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	27,277
	32,417		Government National Mortgage Association, 3.0%, 4/20/41	33,713
	74,531		Government National Mortgage Association, 4.5%, 9/20/39	81,252
	25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	25,093
	90,671	1.94	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	90,207
	100,000	2.08	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	96,996
	26,064	1.07	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	24,500
	100,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)	102,570
	16,068	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	16,422
	45,505		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46	46,856
	100,000	2.64	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	99,077
	10,034	2.32	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	9,743
	168,391	2.50	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	169,991
	134,369	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	136,381
	69,732	3.45	JP Morgan Mortgage Trust 2013-3 REMICS, Floating Rate Note, 7/27/43 (144A)	70,069
	76,906	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	79,050
	87,872	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	90,302
	100,000	3.31	JPMCC Re-REMIC Trust 2014-FRR1, Floating Rate Note, 4/27/44 (144A)	92,768
	100,000	5.87	LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38	99,780
	3,321	1.39	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	3,308
	23,196	5.89	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	23,240
	90,520		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	94,027
	93,382	2.99	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)	90,804
	85,933	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	85,740
	6,167	0.94	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	5,636
	70,402	1.84	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	64,035
	46,517	3.91	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42	48,152
	71,854	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	71,328
	180,587	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43	170,957
	39,480	3.53	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	38,873
	46,438	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	45,382
	96,404	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	94,414
	115,549	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	115,633
	18,760		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)	19,174
	106,866	3.50	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	108,306
	39,318	3.73	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	37,954
	26,540	3.73	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	26,837
	13,280	2.67	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	13,225
	13,826	2.34	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	13,575
	83,701		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)	82,451
	10,000	4.69	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/17/45	10,146
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/17/50	51,494
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50	52,962
	76,085	3.50	WinWater Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 1/20/45 (144A)	76,811
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $4,207,815)	$4,231,491

			CORPORATE BONDS - 46.8%
			Energy - 7.5%
			Oil & Gas Drilling - 0.4%
	100,000		Pride International, Inc., 6.875%, 8/15/20	$73,000
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24	68,663
	78,000		Rowan Companies, Inc., 5.85%, 1/15/44	45,463
				$187,126
			Oil & Gas Equipment & Services - 0.1%
	60,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$41,700
			Integrated Oil & Gas - 0.2%
	75,000		Petrobras Global Finance BV, 3.0%, 1/15/19	$64,457
MXN	95,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	4,770
	20,000		YPF SA, 8.5%, 3/23/21 (144A)	20,025
				$89,252
			Oil & Gas Exploration & Production - 1.7%
	100,000		Antero Resources Corp., 5.625%, 6/1/23	$92,000
	10,000		Bonanza Creek Energy, Inc., 5.75%, 2/1/23	2,650
	25,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	23,312
	95,000		Denbury Resources, Inc., 4.625%, 7/15/23	39,662
	50,000		Denbury Resources, Inc., 5.5%, 5/1/22	22,500
	200,000		Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	195,157
	75,000		Gulfport Energy Corp., 7.75%, 11/1/20	75,000
	50,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)	43,000
	75,000		Newfield Exploration Co., 5.625%, 7/1/24	70,312
	32,000		Noble Energy, Inc., 5.625%, 5/1/21	32,160
	65,000		PDC Energy, Inc., 7.75%, 10/15/22	64,838
	25,000		Swift Energy Co., 7.875%, 3/1/22 (d)	1,250
	25,000		Whiting Petroleum Corp., 6.25%, 4/1/23	16,812
	50,000		WPX Energy, Inc., 7.5%, 8/1/20	39,000
				$717,653
			Oil & Gas Refining & Marketing - 0.4%
	134,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$95,140
	74,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	59,431
	45,000		Tesoro Corp., 5.375%, 10/1/22	44,438
				$199,009
			Oil & Gas Storage & Transportation - 4.7%
	75,000		Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)	$62,438
	125,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	114,314
	35,000		Buckeye Partners LP, 6.05%, 1/15/18	36,914
	50,000		Crestwood Midstream Partners LP, 6.0%, 12/15/20	39,250
	75,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)	55,500
	73,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	69,805
	25,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	12,875
	125,000		Enbridge Energy Partners LP, 7.375%, 10/15/45	126,336
	74,000		Enterprise Products Operating LLC, 3.7%, 2/15/26	72,582
	40,000		Enterprise Products Operating LLC, 3.75%, 2/15/25	39,927
	56,000	8.38	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	44,240
	100,000		Genesis Energy LP, 6.75%, 8/1/22	92,500
	125,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46	106,371
	100,000		Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34	86,070
	60,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	53,324
	40,000		Magellan Midstream Partners LP, 5.0%, 3/1/26	43,257
	105,000		MPLX LP, 4.875%, 12/1/24 (144A)	96,940
	50,000		ONEOK, Inc., 7.5%, 9/1/23	48,625
	75,000		Plains All American Pipeline LP, 4.65%, 10/15/25	69,339
	83,000		Plains All American Pipeline LP, 6.125%, 1/15/17	85,728
	99,000		Questar Pipeline Co., 5.83%, 2/1/18	106,048
	15,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	14,306
	100,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	95,500
	35,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	37,276
	50,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	43,939
	45,000		Targa Resources Partners LP, 4.125%, 11/15/19	42,497
	45,000		Targa Resources Partners LP, 5.0%, 1/15/18	44,888
	350,000		The Williams Companies, Inc., 5.75%, 6/24/44	232,750
	50,000		The Williams Companies, Inc., 7.5%, 1/15/31	40,625
				$2,014,164
			Total Energy	$3,248,904
			Materials - 4.2%
			Commodity Chemicals - 0.3%
	50,000		Methanex Corp., 4.25%, 12/1/24	$41,752
	20,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	19,450
	75,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	62,250
				$123,452
			Diversified Chemicals - 0.4%
	25,000		Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	$28,562
	25,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	28,562
EURO	100,000		Ineos Finance Plc, 4.0%, 5/1/23 (144A)	110,580
				$167,704
			Fertilizers & Agricultural Chemicals - 0.4%
	175,000		Agrium, Inc., 5.25%, 1/15/45	$172,811
			Specialty Chemicals - 0.2%
	25,000		Platform Specialty Products Corp., 6.5%, 2/1/22 (144A)	$21,047
	50,000		Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	49,250
				$70,297
			Construction Materials - 0.7%
	150,000		CEMEX Espana SA, 9.875%, 4/30/19	$158,025
	150,000		Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)	150,375
				$308,400
			Metal & Glass Containers - 0.3%
	15,000		Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (144A)	$15,628
	110,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18	110,000
				$125,628
			Paper Packaging - 0.6%
	116,000		AEP Industries, Inc., 8.25%, 4/15/19	$117,740
	125,000		International Paper Co., 3.65%, 6/15/24	126,850
				$244,590
			Diversified Metals & Mining - 0.4%
	150,000		FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	$149,625
	50,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	33,875
				$183,500
			Precious Metals & Minerals - 0.5%
	200,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)	$205,250
			Steel - 0.1%
	25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$20,438
	20,000		Steel Dynamics, Inc., 5.125%, 10/1/21	20,200
				$40,638
			Paper Products - 0.3%
	55,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$37,125
EURO	100,000		Sappi Papier Holding GmbH, 4.0%, 4/1/23 (144A)	112,818
				$149,943
			Total Materials	$1,792,213
			Capital Goods - 2.7%
			Aerospace & Defense - 0.5%
	99,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$90,090
	15,000		Huntington Ingalls Industries, Inc., 5.0%, 11/15/25 (144A)	15,694
	35,000		L-3 Communications Corp., 3.95%, 5/28/24	33,685
	100,000		Triumph Group, Inc., 5.25%, 6/1/22	90,000
				$229,469
			Building Products - 1.0%
	123,000		Griffon Corp., 5.25%, 3/1/22	$122,692
	100,000		Masco Corp., 4.375%, 4/1/26	101,811
	25,000		Masco Corp., 5.95%, 3/15/22	27,500
	75,000		Owens Corning, 4.2%, 12/1/24	74,903
	60,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)	60,900
	50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	52,500
				$440,306
			Construction & Farm Machinery & Heavy Trucks - 0.4%
	75,000		Cummins, Inc., 5.65%, 3/1/98	$79,838
	100,000		Meritor, Inc., 6.25%, 2/15/24	88,125
				$167,963
			Industrial Machinery - 0.3%
	60,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$48,600
	75,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	70,875
				$119,475
			Trading Companies & Distributors - 0.5%
	125,000		Aircastle, Ltd., 6.25%, 12/1/19	$135,781
	75,000		WESCO Distribution, Inc., 5.375%, 12/15/21	75,750
				$211,531
			Total Capital Goods	$1,168,744
			Commercial Services & Supplies - 0.4%
			Commercial Printing - 0.1%
	65,000		Cenveo Corp., 6.0%, 8/1/19 (144A)	$47,288
			Research & Consulting Services - 0.3%
	50,000		FTI Consulting, Inc., 6.0%, 11/15/22	$52,375
	56,000		Verisk Analytics, Inc., 5.5%, 6/15/45	54,726
				$107,101
			Total Commercial Services & Supplies	$154,389
			Transportation - 1.3%
			Airlines - 1.2%
	48,817		American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27	$50,282
	23,513		American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/25	23,087
	89,697		Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	92,388
	20,382		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	21,452
	239,244		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	231,469
	100,000		Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29 (144A)	87,000
	22,615		US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	23,249
				$528,927
			Trucking - 0.1%
	35,000		Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$24,675
	18,000		Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)	17,871
				$42,546
			Total Transportation	$571,473
			Automobiles & Components - 0.6%
			Automobile Manufacturers - 0.6%
	95,000		General Motors Co., 6.6%, 4/1/36	$104,537
	25,000		TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	24,000
EURO	100,000		ZF North America Capital, Inc., 2.75%, 4/27/23	114,185
				$242,722
			Total Automobiles & Components	$242,722
			Consumer Durables & Apparel - 0.9%
			Homebuilding - 0.6%
	105,000		Desarrolladora Homex SAB de CV, 0.0%, 12/11/19 (144A) (d)	$525
	40,000		DR Horton, Inc., 5.75%, 8/15/23	43,200
	65,000		KB Home, 7.5%, 9/15/22	65,325
	100,000		Lennar Corp., 4.5%, 6/15/19	103,250
	15,000		MDC Holdings, Inc., 5.5%, 1/15/24	14,362
	20,000		Meritage Homes Corp., 7.0%, 4/1/22	21,300
	20,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	19,800
				$267,762
			Housewares & Specialties - 0.3%
	5,000		American Greetings Corp., 7.375%, 12/1/21	$5,112
	100,000		Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	108,600
				$113,712
			Total Consumer Durables & Apparel	$381,474
			Consumer Services - 1.0%
			Casinos & Gaming - 0.2%
	565		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)	$3
	100,000		Scientific Games International, Inc., 10.0%, 12/1/22	81,000
				$81,003
			Hotels, Resorts & Cruise Lines - 0.3%
	40,000		NCL Corp, Ltd., 4.625%, 11/15/20 (144A)	$40,200
	25,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	25,500
	80,000		Sabre GLBL, Inc., 5.25%, 11/15/23 (144A)	81,392
				$147,092
			Leisure Facilities - 0.3%
EURO	100,000		Cirsa Funding Luxembourg SA, 5.875%, 5/15/23	$110,967
			Education Services - 0.2%
	50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	$50,637
	25,000		Tufts University, 5.017%, 4/15/12	27,994
	25,000		William Marsh Rice University, 4.626%, 5/15/63	29,789
				$108,420
			Total Consumer Services	$447,482
			Media - 0.4%
			Cable & Satellite - 0.4%
	20,000		CCO Holdings LLC, 5.25%, 9/30/22	$20,600
	125,000		CCO Safari II LLC, 6.384%, 10/23/35 (144A)	137,995
	25,000		Time Warner Cable, Inc., 6.55%, 5/1/37	27,396
				$185,991
			Total Media	$185,991
			Retailing - 1.0%
			Catalog Retail - 0.3%
	125,000		QVC, Inc., 4.45%, 2/15/25	$120,837
			Internet Retail - 0.3%
	125,000		Expedia, Inc., 5.95%, 8/15/20	$139,398
			Department Stores - 0.2%
	82,000		Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)	$87,166
			Computer & Electronics Retail - 0.0% †
	25,000		Rent-A-Center, Inc., 6.625%, 11/15/20	$21,625
			Specialty Stores - 0.1%
	60,000		Outerwall, Inc., 6.0%, 3/15/19	$51,000
			Automotive Retail - 0.1%
	25,000		DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)	$21,625
			Total Retailing	$441,651
			Food & Staples Retailing - 0.7%
			Drug Retail - 0.3%
	34,511		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$37,386
	72,767		CVS Pass-Through Trust, 6.036%, 12/10/28	81,499
				$118,885
			Food Retail - 0.4%
	119,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$112,752
	58,000		Darling Ingredients, Inc., 5.375%, 1/15/22	59,342
				$172,094
			Total Food & Staples Retailing	$290,979
			Food, Beverage & Tobacco - 2.3%
			Brewers - 0.1%
	50,000	1.88	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21	$50,884
			Distillers & Vintners - 0.1%
	15,000		Constellation Brands, Inc., 4.75%, 11/15/24	$15,638
			Agricultural Products - 0.3%
	150,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$142,500
			Packaged Foods & Meats - 1.5%
EURO	100,000		Darling Global Finance BV, 4.75%, 5/30/22 (144A)	$113,900
	65,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	64,675
	45,000		JBS USA LLC, 5.75%, 6/15/25 (144A)	39,375
	150,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	151,500
	200,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	201,750
	25,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	26,344
	50,000		Post Holdings, Inc., 7.375%, 2/15/22	52,875
				$650,419
			Tobacco - 0.3%
	55,000		Alliance One International, Inc., 9.875%, 7/15/21	$41,938
	75,000		Reynolds American, Inc., 4.45%, 6/12/25	82,518
				$124,456
			Total Food, Beverage & Tobacco	$983,897
			Household & Personal Products - 0.1%
			Health Care Facilities - 0.1%
	25,000		Centene Escrow Corp., 6.125%, 2/15/24 (144A)	$26,312
			Total Household & Personal Products	$26,312
			Health Care Equipment & Services - 1.3%
			Health Care Supplies - 0.2%
	75,000		Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$76,125
			Health Care Services - 0.1%
	50,000		MEDNAX, Inc., 5.25%, 12/1/23 (144A)	$52,000
			Health Care Facilities - 0.8%
	40,000		Centene Escrow Corp., 5.625%, 2/15/21 (144A)	$41,700
	25,000		CHS, 6.875%, 2/1/22	22,562
	25,000		Kindred Healthcare Inc., 6.375%, 4/15/22	22,531
	50,000		NYU Hospitals Center, 4.428%, 7/1/42	50,662
	124,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	114,700
	65,000		Vizient, Inc., 10.375%, 3/1/24 (144A)	69,712
				$321,867
			Managed Health Care - 0.2%
	95,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$98,325
			Total Health Care Equipment & Services	$548,317
			Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
			Biotechnology - 0.4%
	50,000		Biogen, Inc., 3.625%, 9/15/22	$52,885
	75,000		Biogen, Inc., 4.05%, 9/15/25	80,151
	50,000		Gilead Sciences, Inc., 4.6%, 9/1/35	54,265
				$187,301
			Pharmaceuticals - 0.6%
	105,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$104,475
	25,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	23,688
	121,000		Endo Finance LLC, 5.875%, 1/15/23 (144A)	115,252
	25,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	19,594
				$263,009
			Total Pharmaceuticals, Biotechnology & Life Sciences	$450,310
			Banks - 5.4%
			Diversified Banks - 5.2%
	100,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	$107,129
	65,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	71,012
	175,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	180,635
	200,000		Barclays Plc, 4.375%, 1/12/26	196,264
	150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	155,250
	200,000	7.62	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)	201,100
	82,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	79,002
	50,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	49,125
	200,000	7.88	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	189,000
	125,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	124,409
	200,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49	183,250
INR	1,150,000		Inter-American Development Bank, 6.0%, 9/5/17	17,204
NZD	75,000		International Bank for Reconstruction & Development, 3.5%, 1/22/21	53,033
NZD	75,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21	55,913
	100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	114,403
	200,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	209,647
	200,000		Royal Bank of Scotland Group Plc, 4.8%, 4/5/26	200,662
	60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	58,950
				$2,245,988
			Regional Banks - 0.2%
	60,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	$65,619
			Total Banks	$2,311,607
			Diversified Financials - 4.5%
			Other Diversified Financial Services - 0.7%
	115,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$125,009
	25,000		Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	25,263
NZD	100,000		JPMorgan Chase & Co., 4.25%, 11/2/18	70,649
	80,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	87,840
				$308,761
			Specialized Finance - 1.0%
	100,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$112,500
	71,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	78,601
	200,000		Fly Leasing, Ltd., 6.375%, 10/15/21	189,500
	35,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	30,188
				$410,789
			Consumer Finance - 0.9%
	50,000		Ally Financial, Inc., 4.625%, 5/19/22	$50,250
	15,000		Ally Financial, Inc., 5.75%, 11/20/25	14,662
	100,000	5.55	Capital One Financial Corp., Floating Rate Note (Perpetual)	100,000
INR	1,980,000		International Finance Corp., 6.3%, 11/25/24	29,135
INR	5,670,000		International Finance Corp., 7.75%, 12/3/16	85,886
INR	5,700,000		International Finance Corp., 8.25%, 6/10/21	91,270
				$371,203
			Asset Management & Custody Banks - 1.1%
	125,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$150,633
	150,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	153,283
	75,000		Legg Mason, Inc., 4.75%, 3/15/26	76,045
	35,000		Legg Mason, Inc., 5.625%, 1/15/44	34,361
	75,000		Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)	63,519
				$477,841
			Investment Banking & Brokerage - 0.8%
	175,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$192,894
	85,000		Morgan Stanley, 4.1%, 5/22/23	87,656
	25,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	24,644
NZD	80,000		The Goldman Sachs Group, Inc., 5.2%, 12/17/19	57,831
				$363,025
			Total Diversified Financials	$1,931,619
			Insurance - 1.9%
			Insurance Brokers - 0.2%
	110,000		Brown & Brown, Inc., 4.2%, 9/15/24	$110,743
			Life & Health Insurance - 0.7%
	50,000	8.88	Prudential Financial, Inc., Floating Rate Note, 6/15/68	$54,875
	50,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	52,250
	125,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	160,903
	50,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	46,500
				$314,528
			Multi-line Insurance - 0.3%
	85,000		AXA SA, 8.6%, 12/15/30	$111,775
			Property & Casualty Insurance - 0.5%
	55,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$64,585
	7,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	7,077
	75,000		The Allstate Corp., 5.95%, 4/1/36	94,865
	50,000		The Hanover Insurance Group, Inc., 6.375%, 6/15/21	57,118
				$223,645
			Reinsurance - 0.2%
	31,264		Altair Re, Variable Rate Notes, 6/30/16 (e) (f)	$1,745
	40,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e) (f)	2,800
	40,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (e) (f)	40,000
	30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	32,578
				$77,123
			Total Insurance	$837,814
			Real Estate - 1.7%
			Diversified REIT - 0.3%
	35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$35,890
	75,000		MPT Operating Partnership LP, 5.5%, 5/1/24	75,375
				$111,265
			Office REIT - 0.5%
	75,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,863
	20,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	21,555
	50,000		Highwoods Realty LP, 3.625%, 1/15/23	49,855
	60,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	58,013
				$204,286
			Health Care REIT - 0.2%
	75,000		Welltower, Inc., 4.25%, 4/1/26	$76,002
			Residential REIT - 0.4%
	175,000		UDR, Inc., 4.0%, 10/1/25	$181,778
			Specialized REIT - 0.3%
	45,000		DuPont Fabros Technology LP, 5.875%, 9/15/21	$47,138
	25,000		Equinix, Inc., 5.375%, 1/1/22	26,031
	75,000		Equinix, Inc., 5.75%, 1/1/25	78,750
				$151,919
			Total Real Estate	$725,250
			Software & Services - 0.1%
			Home Entertainment Software - 0.1%
	25,000		Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$26,281
			Total Software & Services	$26,281
			Technology Hardware & Equipment - 1.1%
			Communications Equipment - 0.4%
	50,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$48,500
	110,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	111,031
				$159,531
			Technology Hardware, Storage & Peripherals - 0.2%
	80,000		NCR Corp., 5.0%, 7/15/22	$79,200
	30,000		NCR Corp., 6.375%, 12/15/23	30,900
				$110,100
			Electronic Components - 0.3%
EURO	100,000		Belden, Inc., 5.5%, 4/15/23	$113,627
			Electronic Manufacturing Services - 0.2%
	100,000		Flextronics International, Ltd., 5.0%, 2/15/23	$100,975
			Total Technology Hardware & Equipment	$484,233
			Semiconductors & Semiconductor Equipment - 0.7%
			Semiconductors - 0.7%
	160,000		Intel Corp., 4.9%, 7/29/45	$179,451
	90,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	73,575
	50,000		Micron Technology, Inc., 5.875%, 2/15/22	43,250
				$296,276
			Total Semiconductors & Semiconductor Equipment	$296,276
			Telecommunication Services - 3.6%
			Integrated Telecommunication Services - 2.6%
	179,000		AT&T, Inc., 3.95%, 1/15/25	$186,040
	50,000		AT&T, Inc., 4.75%, 5/15/46	48,773
	50,000		CenturyLink, Inc., 6.45%, 6/15/21	50,656
	50,000		CenturyLink, Inc., 7.6%, 9/15/39	41,125
	81,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	82,215
	13,000		Frontier Communications Corp., 7.125%, 1/15/23	11,505
	112,000		Frontier Communications Corp., 8.5%, 4/15/20	115,853
	50,000		Frontier Communications Corp., 8.75%, 4/15/22	48,750
	100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	98,402
	75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	79,180
	25,000		Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)	25,242
	49,000		Verizon Communications, Inc., 5.012%, 8/21/54	49,158
	75,000		Verizon Communications, Inc., 5.15%, 9/15/23	86,566
	101,000		Verizon Communications, Inc., 6.55%, 9/15/43	133,040
	80,000		Windstream Services LLC, 6.375%, 8/1/23	58,600
	25,000		Windstream Services LLC, 7.75%, 10/15/20	21,500
				$1,136,605
			Wireless Telecommunication Services - 1.0%
	25,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$25,038
	50,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	53,552
	50,000		Sprint Corp., 7.25%, 9/15/21	38,188
	100,000		T-Mobile USA, Inc., 6.542%, 4/28/20	103,250
	200,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	210,750
				$430,778
			Total Telecommunication Services	$1,567,383
			Utilities - 2.4%
			Electric Utilities - 1.5%
	125,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	$127,911
	100,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	91,500
	65,000		Iberdrola International BV, 6.75%, 7/15/36	81,193
	100,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	109,875
	65,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)	56,388
	60,000		Talen Energy Supply LLC, 6.5%, 6/1/25	49,800
	40,000		TerraForm Power, 9.75%, 8/15/22 (144A)	30,000
	83,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	88,486
				$635,153
			Multi-Utilities - 0.4%
	100,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$108,832
	70,303		Ormat Funding Corp., 8.25%, 12/30/20	69,600
				$178,432
			Independent Power Producers & Energy Traders - 0.5%
	76,130		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$84,438
	50,000		NRG Energy, Inc., 6.25%, 5/1/24	45,875
	75,000		NRG Energy, Inc., 7.875%, 5/15/21	74,719
	25,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	20,250
				$225,282
			Total Utilities	$1,038,867
			TOTAL CORPORATE BONDS
			(Cost $20,391,664)	$20,154,188

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.2%
	23,355		Fannie Mae, 2.5%, 7/1/30	$24,045
	23,573		Fannie Mae, 2.5%, 7/1/30	24,241
	42,638		Fannie Mae, 2.5%, 7/1/30	43,898
	79,413		Fannie Mae, 3.5%, 12/1/25	83,947
	120,948		Fannie Mae, 3.5%, 12/1/25	127,900
	39,570		Fannie Mae, 3.5%, 12/1/42	41,780
	133,773		Fannie Mae, 3.5%, 2/1/44	140,358
	49,871		Fannie Mae, 3.5%, 2/1/46	52,313
	134,263		Fannie Mae, 3.5%, 4/1/45	140,837
	327,237		Fannie Mae, 3.5%, 5/1/44	343,261
	53,384		Fannie Mae, 4.0%, 1/1/42	57,333
	20,945		Fannie Mae, 4.0%, 1/1/42	22,440
	14,715		Fannie Mae, 4.0%, 11/1/41	15,769
	54,409		Fannie Mae, 4.0%, 11/1/43	58,444
	41,288		Fannie Mae, 4.0%, 11/1/43	44,350
	55,439		Fannie Mae, 4.0%, 11/1/44	59,267
	49,365		Fannie Mae, 4.0%, 11/1/45	52,903
	22,483		Fannie Mae, 4.0%, 12/1/41	24,020
	5,828		Fannie Mae, 4.0%, 12/1/42	6,241
	23,242		Fannie Mae, 4.0%, 3/1/42	24,982
	46,730		Fannie Mae, 4.0%, 4/1/42	50,215
	103,369		Fannie Mae, 4.0%, 7/1/42	111,684
	52,118		Fannie Mae, 4.0%, 7/1/44	55,681
	343,174		Fannie Mae, 4.0%, 8/1/42	368,736
	103,659		Fannie Mae, 4.0%, 8/1/44	110,944
	123,052		Fannie Mae, 4.5%, 11/1/40	134,275
	16,888		Fannie Mae, 4.5%, 11/1/43	18,598
	40,060		Fannie Mae, 4.5%, 12/1/41	43,721
	4,124		Fannie Mae, 4.5%, 3/1/35	4,508
	169,447		Fannie Mae, 4.5%, 6/1/44	184,788
	15,111		Fannie Mae, 4.5%, 7/1/41	16,507
	427,507		Fannie Mae, 4.5%, 8/1/40	466,605
	51,857		Fannie Mae, 5.0%, 1/1/39	57,317
	12,350		Fannie Mae, 5.0%, 6/1/40	13,690
	278		Fannie Mae, 6.0%, 3/1/32	321
	290		Fannie Mae, 6.5%, 10/1/31	332
	209		Fannie Mae, 6.5%, 2/1/32	239
	112		Fannie Mae, 7.0%, 9/1/29	126
	59,383		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	62,126
	113,560		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	116,638
	38,456		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	40,312
	42,823		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	45,729
	94,110		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	98,699
	343,229		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	359,566
	128,443		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	137,177
	41,116		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	43,952
	96,672		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	103,226
	71,681		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	76,540
	658,538		Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	716,115
	11,700		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	12,845
	37,030		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	40,866
	607		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	672
	2,611		Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	2,866
	115		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	115
	22,855		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	25,547
	41,990		Federal National Mortgage Association, 4.0%, 12/1/19	43,762
	445,000		Government National Mortgage Association I, 3.5%, 4/20/16 (TBA)	469,545
	37,943		Government National Mortgage Association I, 3.5%, 7/15/42	40,060
	8,331		Government National Mortgage Association I, 4.0%, 12/15/41	8,915
	25,968		Government National Mortgage Association I, 4.0%, 3/15/44	27,764
	572,800		Government National Mortgage Association I, 4.0%, 4/15/42	613,622
	74,608		Government National Mortgage Association I, 4.0%, 8/15/43	81,059
	58,208		Government National Mortgage Association I, 4.0%, 9/15/44	62,232
	43,158		Government National Mortgage Association I, 4.5%, 1/15/40	47,673
	105,743		Government National Mortgage Association I, 4.5%, 3/15/40	115,466
	19,434		Government National Mortgage Association I, 4.5%, 4/15/35	21,274
	14,640		Government National Mortgage Association I, 4.5%, 5/15/34	16,049
	34,411		Government National Mortgage Association I, 4.5%, 7/15/41	37,545
	10,011		Government National Mortgage Association I, 4.5%, 9/15/33	11,048
	38,540		Government National Mortgage Association I, 4.5%, 9/15/40	42,231
	6,645		Government National Mortgage Association I, 5.0%, 4/15/35	7,492
	7,411		Government National Mortgage Association I, 5.5%, 1/15/34	8,492
	9,868		Government National Mortgage Association I, 5.5%, 11/15/35	11,044
	11,821		Government National Mortgage Association I, 5.5%, 4/15/34	13,542
	19,243		Government National Mortgage Association I, 5.5%, 6/15/35	21,585
	3,258		Government National Mortgage Association I, 5.5%, 7/15/34	3,728
	1,937		Government National Mortgage Association I, 6.0%, 10/15/33	2,237
	1,091		Government National Mortgage Association I, 6.0%, 2/15/33	1,260
	2,813		Government National Mortgage Association I, 6.0%, 3/15/33	3,228
	1,754		Government National Mortgage Association I, 6.0%, 3/15/33	2,026
	62		Government National Mortgage Association I, 6.0%, 5/15/17	62
	200		Government National Mortgage Association I, 6.0%, 6/15/17	203
	324		Government National Mortgage Association I, 6.0%, 6/15/33	365
	2,756		Government National Mortgage Association I, 6.0%, 6/15/33	3,189
	2,236		Government National Mortgage Association I, 6.0%, 7/15/33	2,608
	2,118		Government National Mortgage Association I, 6.0%, 7/15/33	2,444
	2,212		Government National Mortgage Association I, 6.0%, 8/15/19	2,292
	12,666		Government National Mortgage Association I, 6.0%, 8/15/34	14,455
	3,479		Government National Mortgage Association I, 6.0%, 9/15/33	3,925
	1,187		Government National Mortgage Association I, 6.0%, 9/15/33	1,362
	1,292		Government National Mortgage Association I, 6.5%, 1/15/30	1,479
	938		Government National Mortgage Association I, 6.5%, 11/15/32	1,131
	672		Government National Mortgage Association I, 6.5%, 2/15/32	805
	1,898		Government National Mortgage Association I, 6.5%, 3/15/29	2,172
	658		Government National Mortgage Association I, 6.5%, 3/15/32	768
	168		Government National Mortgage Association I, 7.0%, 3/15/31	191
	23,702		Government National Mortgage Association II, 3.5%, 3/20/45	25,089
	25,000		Government National Mortgage Association II, 3.5%, 3/20/46	26,594
	24,082		Government National Mortgage Association II, 3.5%, 4/20/45	25,535
	24,529		Government National Mortgage Association II, 3.5%, 4/20/45	25,993
	95,455		Government National Mortgage Association II, 3.5%, 8/20/45	101,009
	85,122		Government National Mortgage Association II, 4.0%, 9/20/44	91,023
	23,145		Government National Mortgage Association II, 4.5%, 9/20/41	25,191
	5,426		Government National Mortgage Association II, 5.5%, 3/20/34	6,269
	8,971		Government National Mortgage Association II, 6.0%, 11/20/33	10,334
	625,000		U.S. Treasury Bills, 4/28/16 (c)	624,919
	65,000		U.S. Treasury Bonds, 2.75%, 11/15/42	67,014
	185,000		U.S. Treasury Bonds, 4.5%, 8/15/39	253,327
	835,055		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	807,909
	384,954		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	401,485
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $8,907,424)	$9,151,628

			FOREIGN GOVERNMENT BONDS - 5.5%
	200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$203,250
AUD	276,000		Australia Government Bond, 3.25%, 4/21/25	225,699
BRL	1,000,000		Brazil Letras do Tesouro Nacional, 0.0%, 1/1/19	195,447
CNY	500,000		China Government Bond, 3.0%, 11/21/19	75,091
ARS	490,000		Letras del Banco Central de la Republica Argentina, 0.0%, 4/13/16	32,934
ARS	785,000		Letras del Banco Central de la Republica Argentina, 0.0%, 4/20/16	52,387
MXN	550,000		Mexican Bonos, 6.5%, 6/9/22	33,396
MXN	520,000		Mexican Bonos, 7.5%, 6/3/27	33,433
MXN	2,722,345		Mexican Udibonos, 2.0%, 6/9/22	151,910
MXN	1,633,407		Mexican Udibonos, 3.5%, 12/14/17	98,152
NZD	305,000		New Zealand Government Bond, 4.5%, 4/15/27	241,756
NOK	750,000		Norway Government Bond, 2.0%, 5/24/23	97,696
NOK	2,750,000		Norway Government Bond, 4.25%, 5/19/17	346,970
NOK	1,250,000		Norway Government Bond, 4.5%, 5/22/19	170,375
AUD	135,000		Queensland Treasury Corp., 5.5%, 6/21/21	118,927
RON	220,000		Romania Government Bond, 5.85%, 4/26/23	66,072
RON	90,000		Romania Government Bond, 5.95%, 6/11/21	26,572
	200,000		Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)	190,646
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $2,554,175)	$2,360,713

			MUNICIPAL BONDS - 2.5% (g)
			Municipal Development - 0.8%
	60,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$64,317
	65,000		Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	70,008
	100,000		New Jersey Economic Development Authority, 2/15/18 (c)	95,781
	70,000		Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	70,651
	50,000		Selma Industrial Development Board, 6.25%, 11/1/33	57,368
				$358,125
			Municipal Education - 0.0% †
	10,000		Amherst College, 3.794%, 11/1/42	$10,094

			Municipal General - 0.7%
	90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$98,854
	25,000		JobsOhio Beverage System, 4.532%, 1/1/35	27,917
	75,000		New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41	81,779
	25,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	28,194
	50,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	56,064
				$292,808
			Higher Municipal Education - 0.4%
	25,000		Baylor University, 4.313%, 3/1/42	$26,028
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	31,887
	40,000		The George Washington University, 1.827%, 9/15/17	40,249
	50,000		University of California, 3.38%, 5/15/28	53,021
				$151,185
			Municipal Medical - 0.2%
	25,000		Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41	$29,028
	50,000		New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	58,196
				$87,224
			Municipal Pollution - 0.4%
	135,000		Port Freeport Texas, 5.95%, 5/15/33	$147,531

			Municipal Transportation - 0.0% †
	15,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$15,669

			TOTAL MUNICIPAL BONDS
			(Cost $961,581)	$1,062,636

			SENIOR FLOATING RATE LOAN INTERESTS - 6.9% **
			Energy - 0.0% †
			Coal & Consumable Fuels - 0.0% †
	78,333	18.15	Bumi Resources Tbk PT, Term Loan, 8/15/13	$15,667
			Total Energy	$15,667
			Materials - 0.7%
			Specialty Chemicals - 0.4%
	66,248	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$65,912
	100,000	4.00	PQ Corp., 2014 Term Loan, 8/7/17	99,268
				$165,180
			Paper Packaging - 0.2%
	99,745	4.50	Coveris Holdings SA, USD Term Loan, 4/14/19	$97,750
			Paper Products - 0.1%
	47,254	5.75	Appvion, Inc., Term Commitment, 6/28/19	$44,182
			Total Materials	$307,112
			Capital Goods - 0.5%
			Building Products - 0.3%
	123,500	4.25	Unifrax Corp., New Term B Loan, 12/31/19	$111,768
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	34,913	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17	$31,974
			Industrial Machinery - 0.1%
	50,000	6.25	Xerium Technologies, Inc., Initial Term Loan, 5/17/19	$48,875
			Trading Companies & Distributors - 0.0% †
	24,964	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$25,042
			Total Capital Goods	$217,659
			Commercial Services & Supplies - 0.0% †
			Security & Alarm Services - 0.0% †
	15,302	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$14,505
			Total Commercial Services & Supplies	$14,505
			Automobiles & Components - 0.7%
			Auto Parts & Equipment - 0.5%
	86,292	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	$78,454
	25,074	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	24,917
	125,123	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	124,497
				$227,868
			Automobile Manufacturers - 0.2%
	83,921	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$84,003
			Total Automobiles & Components	$311,871
			Consumer Durables & Apparel - 0.1%
			Apparel, Accessories & Luxury Goods - 0.1%
	27,637	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$27,857
			Total Consumer Durables & Apparel	$27,857
			Consumer Services - 0.9%
			Casinos & Gaming - 0.3%
	125,775	3.50	MGM Resorts International, Term B Loan, 12/20/19	$125,670
	13,432	3.75	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	13,439
				$139,109
			Leisure Facilities - 0.4%
	50,000	5.50	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	$48,375
	99,250	3.50	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	99,415
				$147,790
			Restaurants - 0.2%
	86,623	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$86,659
			Total Consumer Services	$373,558
			Media - 0.4%
			Cable & Satellite - 0.3%
	17,138	0.00	CCO Holdings, Bridge Loan, 5/26/16	$17,138
	2,790	0.00	Charter Communications Operating, Ltd., 1st Lien Bridge Loan 5/26/16	2,790
	48,625	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	48,367
	72,204	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	71,993
				$140,288
			Movies & Entertainment - 0.1%
	17,166	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	$17,009
			Total Media	$157,297
			Health Care Equipment & Services - 0.9%
			Health Care Equipment - 0.2%
	99,239	4.50	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	$98,820
			Health Care Facilities - 0.7%
	30,702	3.75	CHS, Incremental 2018 Term F Loan, 12/31/18	$30,469
	28,814	3.38	CHS, Incremental 2019 Term G Loan, 12/31/19	28,366
	53,017	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	52,232
	99,242	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	96,637
	68,870	4.25	Surgical Care Affiliates, Inc., Initial Term Loan, 3/12/22	68,898
				$276,602
			Managed Health Care - 0.0% †
	13,283	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (d)	$8,302
	9,657	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)	6,036
				$14,338
			Total Health Care Equipment & Services	$389,760
			Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
			Pharmaceuticals - 0.6%
	99,750	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	$97,506
	98,000	3.44	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	98,100
	79,620	3.75	Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan, 8/5/20	75,027
				$270,633
			Total Pharmaceuticals, Biotechnology & Life Sciences	$270,633
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
	51,140	5.50	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$50,309
			Total Banks	$50,309
			Diversified Financials - 0.4%
			Specialized Finance - 0.4%
	193,545	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$192,174
			Total Diversified Financials	$192,174
			Insurance - 0.8%
			Insurance Brokers - 0.4%
	145,153	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$143,157
			Life & Health Insurance - 0.2%
	6,296	6.75	Integro, Ltd., Delayed Draw Term Loan (First Lien), 10/9/22	$6,076
	93,469	6.75	Integro, Ltd., Initial Term Loan (First Lien), 10/9/22	90,198
				$96,274
			Property & Casualty Insurance - 0.2%
	100,512	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$98,879
			Total Insurance	$338,310
			Telecommunication Services - 0.8%
			Integrated Telecommunication Services - 0.8%
	123,750	4.00	GCI Holdings, Inc., New Term B Loan, 2/2/22	$123,905
	117,831	3.50	Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23	117,003
	84,728	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	84,443
				$325,351
			Total Telecommunication Services	$325,351
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $3,074,378)	$2,992,063

			TOTAL INVESTMENT IN SECURITIES - 100.2%
			(Cost $43,246,937) (a)	$43,192,342
			OTHER ASSETS & LIABILITIES - (0.2)%	$(85,007)
			TOTAL NET ASSETS - 100.0%	$43,107,335

	†		Amount rounds to less than 0.1%.

	(TBA)		“To Be Announced” Securities.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(Perpetual)		Security with no stated maturity date.

	(PIK)		Represents a pay in kind security.

	REIT		Real Estate Investment Trust.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2016, the value of these securities amounted to
$12,127,009 or 28.1% of total net assets.

	*		Non-income producing security.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At March 31, 2016, the net unrealized depreciation on investments based on
			cost for federal income tax purposes of $43,253,255 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$1,292,686

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(1,353,599)

			Net unrealized depreciation	$(60,913)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(d)		Security is in default.

	(e)		Structured reinsurance investment. At March 31, 2016, the value of these securities amounted to $44,545 or 0.1% of total net assets.

	(f)		Rate to be determined.

	(g)		Consists of revenue bonds unless otherwise indicated.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		ARS	Argentine Peso
		AUD	Australian Dollar
		BRL	Brazilian Real
		CNY	New Chinese Yuan
		EURO	Euro
		INR	Indian Rupee
		MXN	Mexican Peso
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		RON	Romanian New Leu

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Unrealized Appreciation
900,000	Chicago Mercantile Exchange	Markit CDX North America Investment Grade Index	1.00%	B+	12/20/17	$ (871)	$ 10,161
1,312,425	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	12/20/20	$ (3,824)	$ 42,215
						$ (4,695)	$ 52,376

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)
100,000	J.P. Morgan Chase Bank NA	American Axle & Manufacturing Co.	5.00%	BB-	12/20/17	$ (3,000)	$ 9,996
50,000	J.P. Morgan Chase Bank NA	Goodyear Tire & Rubber, Inc.	5.00%	BB	12/20/17	$ (1,625)	$ 5,653
75,000	J.P. Morgan Chase Bank NA	Diamond Offshore Drill Inc.	1.00%	BBB+	12/20/19	$ (2,810)	$ (4,991)
						$ (7,435)	$ 10,658

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments:

			Level 1	Level 2	Level 3	Total
		Convertible Corporate Bonds	$ -	$ 794,739	$ -	$ 794,739
		Preferred Stocks	176,835	-	-	176,835
		Convertible Preferred Stocks	271,930	-	-	271,930
		Common Stocks	-	155,011	-	155,011
		Asset Backed Securities	-	1,841,108	-	1,841,108
		Collateralized Mortgage Obligations	-	4,231,491	-	4,231,491
		Corporate Bonds
		Insurance
		Reinsurance	-	32,578	44,545	77,123
		All Other Corporate Bonds	-	20,077,065	-	20,077,065
		U.S. Government Agency Obligations	-	9,151,628	-	9,151,628
		Foreign Government Bonds	-	2,360,713	-	2,360,713
		Municipal Bonds	-	1,062,636	-	1,062,636
		Senior Floating Rate Loan Interests	-	2,992,063	-	2,992,063
		Total	$ 448,765	42,699,032	$ 44,545	$ 43,192,342

		Other Financial Instruments
		Net unrealized appreciation on swap contracts	$ -	63,034	-	$ 63,034
		Net unrealized depreciation on futures contracts	1,492	-	-	1,492
		Net unrealized appreciation on forward foreign currency contracts	-	7,489	-	7,489
		Net unrealized depreciation on forward foreign currency contracts	-	(113,757)	-	(113,757)
		Total Other Financial Instruments	$ 1,492	(43,234)	-	$ (41,742)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
			Corporate Bonds
		Balance as of 12/31/15	$ 46,780
		Realized gain (loss)	-
		Change in unrealized appreciation (depreciation)1	(42,235)
		Purchases	40,000
		Sales	-
		Transfers in to Level 3*	-
		Transfers out of Level 3*	-
		Transfers in and out of Level 3 activity	-
		Balance as of 3/31/16	$ 44,545

	1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

	2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

	*	Transfers are calculated on the beginning of period values. During the period ended March 31, 2016, there were
		no transfers between Levels 1, 2 and 3.

		Net change in unrealized appreciation (depreciation) of investments
		still held as of 3/31/16	$ (42,235)

		Pioneer Bond VCT Portfolio
		Schedule of Investments 3/31/2016 (Unaudited)

Principal Amount ($)	Floating Rate (b) (unaudited)		Value
		CONVERTIBLE PREFERRED STOCKS - 0.2%
		Banks - 0.2%
		Diversified Banks - 0.2%
155		Wells Fargo & Co., 7.5% (Perpetual)	$186,777
		Total Banks	$186,777
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $152,770)	$186,777

		ASSET BACKED SECURITIES - 2.6%
100,000		American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)	$94,540
40,000		Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)	40,538
99,989		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	101,494
105,000		Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)	111,212
100,000		BCC Funding Corp X, 3.622%, 11/20/20 (144A)	100,148
24,425	0.93	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	24,253
15,929	0.92	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	15,576
47,750		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	47,691
1,449		CNH Equipment Trust 2013-A, 0.69%, 6/15/18	1,449
98,556		Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)	97,237
121,971	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	123,803
124,688		Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)	119,948
71,510		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)	73,180
8,346		Engs Commercial Finance Trust 2015-1, 0.7%, 8/22/16 (144A)	8,346
49,948		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	50,292
25,000		First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	24,883
12,836	0.73	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	12,185
40,838		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)	40,430
40,134		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	41,621
100,000		Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)	98,897
8,799		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41	9,116
63,724	1.13	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	63,326
94,297		NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)	93,933
100,000		OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)	99,008
41,426	0.69	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	41,118
18,484	0.68	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	18,242
13,197		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	13,245
150,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)	149,709
99,542		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)	94,228
17,338	0.65	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	17,217
2,096		Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	2,153
17,681	1.37	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	17,170
62,181		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.309881%, 9/25/36 (Step)	63,772
40,000		United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)	38,910
70,798		US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)	70,210
192,818		VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)	191,832
85,099		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	84,494
182,510		VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)	180,900
41,005		Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)	40,674
100,000		Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)	99,490
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,624,395)	$2,616,470

		COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
179,941	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	$182,789
88,412	3.50	Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/27/45 (144A)	90,713
111,605	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	113,483
213,228	3.50	Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)	217,043
100,000	2.64	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	98,677
100,000	2.14	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)	99,906
200,000	2.69	BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)	195,274
29,558		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	30,161
47,194	2.75	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	47,122
11,881		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	12,051
39,801		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	40,495
444,753		Bayview Commercial Asset Trust 2007-2, 0.0%, 7/27/37 (Step) (144A)	-
200,000	2.94	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	194,156
23,900	2.86	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	23,913
254,943	3.75	Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)	261,738
21,681		Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34	22,970
25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,483
23,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	23,467
100,000		COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44	107,544
50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	51,601
100,000	2.59	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)	98,056
115,000	2.19	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	112,568
100,000	3.68	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)	98,869
120,000	4.55	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48	121,715
150,000		COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53	161,160
161,708		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45	166,642
66,920		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	68,022
253,699	1.55	CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)	238,111
93,512	3.48	CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)	91,883
225,176	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)	228,998
101,942	3.00	CSMC Trust 2014-WIN1, Floating Rate Note, 8/25/54 (144A)	103,678
134,154	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	139,163
142,733		CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)	144,324
206,385		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)	213,064
67,451		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22	69,882
12,634		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	13,598
957		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	970
322,166		Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45	332,075
125,000	4.77	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	129,870
50,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	52,111
186,908	4.44	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	187,020
25,000	3.36	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,102
200,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	203,809
100,000	3.36	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	100,253
100,000	3.38	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)	98,038
48,128	0.70	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	45,956
32,417		Government National Mortgage Association, 3.0%, 4/20/41	33,713
26,114		Government National Mortgage Association, 5.25%, 8/16/35	29,219
100,000		GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/6/31 (144A)	102,952
200,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	210,961
25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	25,093
90,671	1.94	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	90,207
10,680	1.23	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	9,703
17,952	0.63	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	16,660
50,000	3.17	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	52,079
220,000		JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47	226,450
13,982		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.397%, 5/15/45	14,016
200,000		JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)	204,647
100,000	2.64	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	99,077
100,000	2.54	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	97,753
200,000	3.19	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	198,175
5,475	2.62	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	5,408
35,775	2.65	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	36,178
19,718	2.69	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	19,253
157,867	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	160,445
230,434	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	230,637
175,521	3.52	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	173,837
196,711	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	199,657
76,906	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	79,050
171,859	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	176,075
120,722	3.42	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	124,648
261,394	3.43	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	257,774
95,860	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	98,511
42,589	3.03	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	42,191
119,163	4.08	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)	123,222
183,013	3.50	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)	186,281
262,037	0.93	JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)	249,612
130,078	3.00	JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)	131,853
334,715	3.50	JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)	340,690
56,441	2.50	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	58,664
2,953		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	2,962
100,000	5.87	LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38	99,780
3,719	1.39	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	3,705
222,457	2.44	LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)	215,783
185,908	3.00	Mill City Mortgage Trust 2015-2, Floating Rate Note, 9/25/57 (144A)	187,077
160,000	5.77	Morgan Stanley Capital I Trust 2006-HQ9 REMICS, Floating Rate Note, 7/12/44	161,028
100,000	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	100,408
43,077	5.89	Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41	43,160
45,260		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	47,014
184,248	3.75	New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)	185,026
249,518	3.32	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	243,342
214,833	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	214,350
111,867	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	113,855
19,349		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	19,685
63,763		RREF 2015-LT7 LLC, 3.0%, 12/25/32 (144A)	63,763
48,735	1.07	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	44,625
104,787	1.81	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	99,163
340,730	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43	322,561
127,839	3.53	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	128,022
170,271	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43	165,182
367,631	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	359,276
231,888	1.55	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	224,555
133,530	3.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	132,925
265,782	3.53	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/25/43	259,621
192,807	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	188,827
142,511	2.50	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	138,358
96,291	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	96,361
103,031	3.54	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	103,278
107,386	3.00	Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	106,364
351,186	3.50	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)	355,919
284,629	3.00	Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)	289,861
38,708	1.17	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	36,885
13,621	2.34	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	13,374
40,000		TimberStar Trust I, 5.7467%, 10/15/36 (144A)	40,471
162,983		Towd Point Mortgage Trust 2015-1, 2.75%, 11/25/60 (144A)	164,063
84,075	2.86	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)	84,495
83,701		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)	82,451
100,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50	105,924
100,000		Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57	106,181
75,000		WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)	78,451
100,000		WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46	110,418
238,100	3.50	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)	241,658
139,942	3.50	WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)	142,808
216,786	3.50	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)	220,033
129,032	3.81	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)	126,774
138,074	3.50	WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)	142,014
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $15,610,549)	$15,601,050

		CORPORATE BONDS - 33.8%
		Energy - 4.2%
		Oil & Gas Drilling - 0.3%
197,000		Ensco Plc, 4.5%, 10/1/24	$109,335
58,000		Pride International, Inc., 6.875%, 8/15/20	42,340
150,000		Rowan Companies, Inc., 4.75%, 1/15/24	102,994
128,000		Rowan Companies, Inc., 5.85%, 1/15/44	74,607
			$329,276
		Oil & Gas Equipment & Services - 0.0% †
75,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$52,125
		Integrated Oil & Gas - 0.7%
75,000		BP Capital Markets Plc, 3.062%, 3/17/22	$76,436
225,000		Chevron Corp., 2.193%, 11/15/19	229,282
150,000		Exxon Mobil Corp., 4.114%, 3/1/46	159,045
200,000		Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	200,833
			$665,596
		Oil & Gas Exploration & Production - 0.2%
100,000		Newfield Exploration Co., 5.625%, 7/1/24	$93,750
100,000		WPX Energy, Inc., 7.5%, 8/1/20	78,000
			$171,750
		Oil & Gas Refining & Marketing - 0.3%
89,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	$71,478
75,000		Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)	77,724
125,000		Valero Energy Corp., 6.625%, 6/15/37	135,583
			$284,785
		Oil & Gas Storage & Transportation - 2.7%
275,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$251,492
90,000		Buckeye Partners LP, 6.05%, 1/15/18	94,922
65,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	33,475
225,000		Enbridge Energy Partners LP, 7.375%, 10/15/45	227,406
132,000		Enterprise Products Operating LLC, 3.7%, 2/15/26	129,470
185,000		Enterprise Products Operating LLC, 3.75%, 2/15/25	184,662
25,000		Enterprise Products Operating LLC, 3.9%, 2/15/24	25,269
175,000		Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	165,726
250,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46	212,742
110,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	97,760
95,000		Magellan Midstream Partners LP, 5.0%, 3/1/26	102,736
150,000		Plains All American Pipeline LP, 4.65%, 10/15/25	138,678
150,000		Plains All American Pipeline LP, 4.9%, 2/15/45	115,513
265,000		Questar Pipeline Co., 5.83%, 2/1/18	283,865
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	209,954
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	53,252
70,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	61,514
55,000		Targa Resources Partners LP, 5.0%, 1/15/18	54,862
400,000		The Williams Companies, Inc., 5.75%, 6/24/44	266,000
69,000		The Williams Companies, Inc., 7.75%, 6/15/31	57,098
			$2,766,396
		Total Energy	$4,269,928
		Materials - 1.7%
		Commodity Chemicals - 0.1%
100,000		Methanex Corp., 4.25%, 12/1/24	$83,504
		Diversified Chemicals - 0.1%
150,000		CF Industries, Inc., 5.15%, 3/15/34	$141,261
30,000		Eastman Chemical Co., 4.8%, 9/1/42	28,452
			$169,713
		Fertilizers & Agricultural Chemicals - 0.3%
275,000		Agrium, Inc., 5.25%, 1/15/45	$271,561
		Construction Materials - 0.4%
166,000		CEMEX Espana SA, 9.875%, 4/30/19 (144A)	$174,881
200,000		CRH America, Inc., 3.875%, 5/18/25 (144A)	208,312
			$383,193
		Metal & Glass Containers - 0.2%
175,000		Ball Corp., 5.25%, 7/1/25	$183,750
		Paper Packaging - 0.3%
150,000		International Paper Co., 3.65%, 6/15/24	$152,220
25,000		International Paper Co., 3.8%, 1/15/26	25,492
100,000		International Paper Co., 6.0%, 11/15/41	108,609
			$286,321
		Diversified Metals & Mining - 0.1%
45,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$30,488
100,000		Freeport-McMoRan, Inc., 4.55%, 11/14/24	68,250
			$98,738
		Steel - 0.2%
75,000		Glencore Funding LLC, 4.0%, 4/16/25 (144A)	$58,828
25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	20,438
125,000		Reliance Steel & Aluminum Co., 4.5%, 4/15/23	120,500
			$199,766
		Paper Products - 0.0% †
30,000		Clearwater Paper Corp., 4.5%, 2/1/23	$28,612
		Total Materials	$1,705,158
		Capital Goods - 1.3%
		Aerospace & Defense - 0.4%
60,000		L-3 Communications Corp., 3.95%, 5/28/24	$57,746
75,000		Lockheed Martin Corp., 3.1%, 1/15/23	77,789
275,000		United Technologies Corp., 1.778%, 5/4/18 (Step)	275,641
			$411,176
		Building Products - 0.7%
200,000		Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	$202,445
265,000		Masco Corp., 4.375%, 4/1/26	269,799
25,000		Masco Corp., 5.95%, 3/15/22	27,500
175,000		Owens Corning, 4.2%, 12/1/24	174,774
50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	52,500
			$727,018
		Industrial Conglomerates - 0.1%
73,000		Tyco Electronics Group SA, 6.55%, 10/1/17	$77,996
		Construction & Farm Machinery & Heavy Trucks - 0.1%
70,000		Cummins, Inc., 5.65%, 3/1/98	$74,515
		Total Capital Goods	$1,290,705
		Commercial Services & Supplies - 0.2%
		Research & Consulting Services - 0.2%
157,000		Verisk Analytics, Inc., 5.5%, 6/15/45	$153,428
		Total Commercial Services & Supplies	$153,428
		Transportation - 2.3%
		Airlines - 0.7%
135,692		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$137,727
73,828		Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)	70,505
97,635		American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27	100,564
70,538		American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/25	69,260
67,273		Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	69,291
250,000		Southwest Airlines Co., 2.75%, 11/6/19	257,172
22,615		US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	23,249
			$727,768
		Railroads - 1.3%
400,000		Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$410,432
275,000		CSX Corp., 3.35%, 11/1/25	283,182
250,000		TTX Co., 3.6%, 1/15/25 (144A)	254,275
375,000		Union Pacific Corp., 3.375%, 2/1/35	361,251
			$1,309,140
		Trucking - 0.2%
250,000		Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)	$248,213
		Highways & Railtracks - 0.1%
75,000		ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$73,880
		Total Transportation	$2,359,001
		Automobiles & Components - 0.4%
		Automobile Manufacturers - 0.4%
225,000		Ford Motor Credit Co LLC, 2.24%, 6/15/18	$225,286
125,000		Toyota Motor Credit Corp., 2.125%, 7/18/19	127,823
			$353,109
		Total Automobiles & Components	$353,109
		Consumer Durables & Apparel - 0.1%
		Homebuilding - 0.1%
145,000		Lennar Corp., 4.75%, 4/1/21	$146,812
		Total Consumer Durables & Apparel	$146,812
		Consumer Services - 0.2%
		Education Services - 0.2%
50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	$50,637
100,000		Tufts University, 5.017%, 4/15/12	111,975
			$162,612
		Specialized Consumer Services - 0.0% †
30,000		Sotheby's, 5.25%, 10/1/22 (144A)	$26,850
		Total Consumer Services	$189,462
		Media - 1.0%
		Cable & Satellite - 0.7%
240,000		CCO Safari II LLC, 6.384%, 10/23/35 (144A)	$264,950
275,000		Comcast Corp., 5.65%, 6/15/35	338,622
100,000		Sky Plc, 6.1%, 2/15/18 (144A)	107,333
25,000		Time Warner Cable, Inc., 6.55%, 5/1/37	27,396
			$738,301
		Movies & Entertainment - 0.3%
225,000		Time Warner, Inc., 4.7%, 1/15/21	$247,674
		Total Media	$985,975
		Retailing - 0.9%
		Catalog Retail - 0.2%
175,000		QVC, Inc., 4.45%, 2/15/25	$169,172
		Internet Retail - 0.5%
175,000		Expedia, Inc., 4.5%, 8/15/24	$176,170
125,000		Expedia, Inc., 5.0%, 2/15/26 (144A)	125,187
200,000		The Priceline Group, Inc., 3.65%, 3/15/25	205,140
			$506,497
		Home Improvement Retail - 0.2%
210,000		The Home Depot, Inc., 2.625%, 6/1/22	$217,231
		Automotive Retail - 0.0% †
50,000		AutoZone, Inc., 2.5%, 4/15/21	$50,139
		Total Retailing	$943,039
		Food & Staples Retailing - 0.3%
		Drug Retail - 0.1%
38,511		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$41,977
77,650		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	84,119
			$126,096
		Food Retail - 0.2%
200,000		The Kroger Co., 2.95%, 11/1/21	$208,438
		Total Food & Staples Retailing	$334,534
		Food, Beverage & Tobacco - 0.8%
		Brewers - 0.1%
100,000	1.88	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21	$101,769
		Packaged Foods & Meats - 0.5%
250,000		Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)	$251,196
235,000		Kraft Heinz Foods Co., 3.5%, 6/6/22	247,019
			$498,215
		Tobacco - 0.2%
200,000		Reynolds American, Inc., 4.45%, 6/12/25	$220,048
		Total Food, Beverage & Tobacco	$820,032
		Health Care Equipment & Services - 0.8%
		Health Care Equipment - 0.5%
275,000		Becton Dickinson and Co., 3.734%, 12/15/24	$292,766
225,000		Medtronic, Inc., 4.625%, 3/15/45	251,824
			$544,590
		Health Care Supplies - 0.1%
150,000		Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$152,250
		Health Care Services - 0.1%
75,000		Catholic Health Initiatives, 4.35%, 11/1/42	$74,048
		Health Care Facilities - 0.1%
50,000		HCA, Inc., 5.25%, 6/15/26	$51,250
		Total Health Care Equipment & Services	$822,138
		Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
		Biotechnology - 1.0%
225,000		AbbVie, Inc., 3.6%, 5/14/25	$236,186
300,000		Baxalta, Inc., 3.6%, 6/23/22 (144A)	304,767
100,000		Biogen, Inc., 3.625%, 9/15/22	105,770
125,000		Biogen, Inc., 4.05%, 9/15/25	133,585
225,000		Gilead Sciences, Inc., 4.5%, 2/1/45	238,322
			$1,018,630
		Pharmaceuticals - 0.3%
75,000		Johnson & Johnson, 4.375%, 12/5/33	$85,438
200,000		Perrigo Finance Unlimited Co., 3.5%, 3/15/21	204,948
			$290,386
		Life Sciences Tools & Services - 0.0% †
23,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$24,380
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,333,396
		Banks - 5.0%
		Diversified Banks - 4.7%
200,000		Bank of America Corp., 4.2%, 8/26/24	$203,658
50,000	6.30	Bank of America Corp., Floating Rate Note (Perpetual)	51,500
175,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	180,635
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	231,930
250,000		Barclays Plc, 4.375%, 1/12/26	245,330
150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	155,250
150,000		BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	163,875
250,000	7.62	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)	251,375
200,000		BPCE SA, 4.875%, 4/1/26 (144A)	198,359
100,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	98,250
95,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	91,527
90,000		Cooperatieve Rabobank UA, 3.875%, 2/8/22	95,997
275,000	8.12	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	274,334
200,000	7.88	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	189,000
250,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	248,819
150,000		HSBC Bank Plc, 7.65%, 5/1/25	188,434
400,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49	366,500
100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	114,403
200,000	7.70	Intesa Sanpaolo S.p.A., Floating Rate Note (Perpetual) (144A)	183,750
225,000	6.12	Nordea Bank AB, Floating Rate Note (Perpetual) (144A)	214,312
200,000		Royal Bank of Scotland Group Plc, 4.8%, 4/5/26	200,662
200,000	7.50	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)	186,000
60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	58,950
200,000		Standard Chartered Plc, 3.95%, 1/11/23 (144A)	192,034
200,000		The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.3%, 3/5/20 (144A)	200,487
210,000		Wells Fargo Bank NA, 6.0%, 11/15/17	225,269
			$4,810,640
		Regional Banks - 0.3%
200,000		KeyCorp, 5.1%, 3/24/21	$221,324
40,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	43,746
			$265,070
		Total Banks	$5,075,710
		Diversified Financials - 3.3%
		Other Diversified Financial Services - 0.4%
125,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$135,880
140,000		General Electric Co., 5.3%, 2/11/21	162,589
135,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	148,230
			$446,699
		Specialized Finance - 0.5%
170,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$191,250
300,000		USAA Capital Corp., 2.45%, 8/1/20 (144A)	307,267
			$498,517
		Consumer Finance - 1.0%
25,000		Ally Financial, Inc., 4.625%, 3/30/25	$24,656
200,000		Ally Financial, Inc., 5.125%, 9/30/24	204,500
190,000		American Honda Finance Corp., 1.2%, 7/14/17	190,334
225,000		Capital One Financial Corp., 3.75%, 4/24/24	231,518
250,000		General Motors Financial Co, Inc., 4.0%, 1/15/25	242,803
75,000		Hyundai Capital America, 2.0%, 3/19/18 (144A)	75,530
			$969,341
		Asset Management & Custody Banks - 0.8%
225,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$271,140
200,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	204,377
125,000		Legg Mason, Inc., 3.95%, 7/15/24	125,084
100,000		Legg Mason, Inc., 4.75%, 3/15/26	101,393
30,000		Legg Mason, Inc., 5.625%, 1/15/44	29,452
125,000		Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)	105,866
			$837,312
		Investment Banking & Brokerage - 0.4%
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$209,428
125,000		Morgan Stanley, 4.1%, 5/22/23	128,906
50,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	49,288
10,000		Raymond James Financial, Inc., 4.25%, 4/15/16	10,009
			$397,631
		Diversified Capital Markets - 0.2%
200,000	2.29	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)	$200,393
		Total Diversified Financials	$3,349,893
		Insurance - 2.2%
		Insurance Brokers - 0.2%
175,000		Brown & Brown, Inc., 4.2%, 9/15/24	$176,183
		Life & Health Insurance - 0.9%
200,000		Aflac, Inc., 3.625%, 11/15/24	$208,369
145,000		Protective Life Corp., 7.375%, 10/15/19	168,605
275,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	287,375
225,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	289,625
			$953,974
		Multi-line Insurance - 0.4%
175,000		AIG, 3.875%, 1/15/35	$156,323
90,000		AXA SA, 8.6%, 12/15/30	118,350
125,000		Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)	156,400
			$431,073
		Property & Casualty Insurance - 0.6%
250,000		CNA Financial Corp., 4.5%, 3/1/26	$253,430
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	88,071
145,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57	157,325
100,000		The Hanover Insurance Group, Inc., 6.375%, 6/15/21	114,236
			$613,062
		Reinsurance - 0.1%
31,264		Altair Re, Variable Rate Notes, 6/30/16 (d) (e)	$1,745
50,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d) (e)	3,500
50,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d) (e)	50,000
30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	32,578
			$87,823
		Total Insurance	$2,262,115
		Real Estate - 1.4%
		Diversified REIT - 0.8%
225,000		Boston Properties LP, 3.65%, 2/1/26	$233,472
75,000		Brixmor Operating Partnership LP, 3.85%, 2/1/25	68,722
25,000		Brixmor Operating Partnership LP, 3.875%, 8/15/22	24,397
35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	35,890
50,000		Duke Realty LP, 3.625%, 4/15/23	50,269
100,000		Duke Realty LP, 3.75%, 12/1/24	99,131
250,000		Essex Portfolio LP, 3.5%, 4/1/25	249,906
			$761,787
		Office REIT - 0.2%
50,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$49,908
45,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	48,499
50,000		Highwoods Realty LP, 3.2%, 6/15/21	49,861
60,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	58,013
			$206,281
		Health Care REIT - 0.2%
50,000		Healthcare Realty Trust, Inc., 3.875%, 5/1/25	$48,573
200,000		Welltower, Inc., 4.25%, 4/1/26	202,673
			$251,246
		Residential REIT - 0.2%
225,000		UDR, Inc., 4.0%, 10/1/25	$233,714
		Total Real Estate	$1,453,028
		Software & Services - 0.9%
		Data Processing & Outsourced Services - 0.4%
125,000		Automatic Data Processing, Inc., 2.25%, 9/15/20	$128,649
125,000		Cardtronics, Inc., 5.125%, 8/1/22	123,438
125,000		Visa, Inc., 2.2%, 12/14/20	128,105
			$380,192
		Application Software - 0.3%
300,000		Adobe Systems, Inc., 3.25%, 2/1/25	$309,859
		Systems Software - 0.2%
200,000		Oracle Corp., 2.5%, 5/15/22	$204,029
		Total Software & Services	$894,080
		Technology Hardware & Equipment - 0.3%
		Communications Equipment - 0.1%
70,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$67,900
		Technology Hardware, Storage & Peripherals - 0.2%
150,000		NCR Corp., 6.375%, 12/15/23	$154,500
		Electronic Manufacturing Services - 0.0%†
50,000		Flextronics International, Ltd., 4.75%, 6/15/25	$48,875
		Total Technology Hardware & Equipment	$271,275
		Semiconductors & Semiconductor Equipment - 0.4%
		Semiconductors - 0.4%
250,000		Intel Corp., 4.8%, 10/1/41	$279,517
70,000		Intel Corp., 4.9%, 7/29/45	78,510
			$358,027
		Total Semiconductors & Semiconductor Equipment	$358,027
		Telecommunication Services - 1.7%
		Integrated Telecommunication Services - 1.5%
75,000		AT&T, Inc., 3.8%, 3/15/22	$79,034
417,000		AT&T, Inc., 3.95%, 1/15/25	433,401
50,000		AT&T, Inc., 4.75%, 5/15/46	48,773
50,000		CenturyLink, Inc., 7.5%, 4/1/24	50,125
100,000		Frontier Communications Corp., 7.125%, 1/15/23	88,500
100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	98,402
23,682		GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	23,691
100,000		Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)	100,907
49,000		Verizon Communications, Inc., 5.012%, 8/21/54	49,158
100,000		Verizon Communications, Inc., 5.15%, 9/15/23	115,421
276,000		Verizon Communications, Inc., 6.55%, 9/15/43	363,555
			$1,450,967
		Wireless Telecommunication Services - 0.2%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$192,787
50,000		Sprint Corp., 7.25%, 9/15/21	38,188
			$230,975
		Total Telecommunication Services	$1,681,942
		Utilities - 3.1%
		Electric Utilities - 1.9%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$32,066
57,155		Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	60,467
100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	102,329
100,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	91,500
125,000		Exelon Corp., 2.85%, 6/15/20	127,562
4,007		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	4,007
200,000		Indiana Michigan Power Co., 4.55%, 3/15/46	205,794
200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	221,295
168,000		NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	168,973
17,070		OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	17,433
100,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	111,969
64,286		Southern California Edison Co., 1.845%, 2/1/22	63,485
200,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	219,750
175,000		Southwestern Electric Power Co., 3.9%, 4/1/45	160,411
140,000		Talen Energy Supply LLC, 6.5%, 6/1/25	116,200
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	239,871
			$1,943,112
		Gas Utilities - 0.3%
223,375		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$249,063
		Multi-Utilities - 0.5%
200,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$217,664
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	227,745
42,857		San Diego Gas & Electric Co., 1.914%, 2/1/22	42,630
			$488,039
		Independent Power Producers & Energy Traders - 0.4%
76,130		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$84,438
89,619		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	94,529
100,000		NRG Energy, Inc., 8.25%, 9/1/20	100,750
129,660		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	151,342
			$431,059
		Total Utilities	$3,111,273
		TOTAL CORPORATE BONDS
		(Cost $33,853,629)	$34,164,060

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.4%
1,262,000		Fannie Mae Pool, 4.5%, 4/1/44 (TBA)	$1,373,214
88,533		Fannie Mae, 2.5%, 2/1/43	88,248
37,368		Fannie Mae, 2.5%, 7/1/30	38,472
37,717		Fannie Mae, 2.5%, 7/1/30	38,785
66,325		Fannie Mae, 2.5%, 7/1/30	68,285
244,517		Fannie Mae, 3.0%, 11/1/42	251,430
34,967		Fannie Mae, 3.0%, 12/1/42	35,895
37,929		Fannie Mae, 3.0%, 3/1/29	39,704
47,367		Fannie Mae, 3.0%, 3/1/45	48,651
20,241		Fannie Mae, 3.0%, 5/1/43	20,818
20,729		Fannie Mae, 3.0%, 5/1/43	21,308
70,426		Fannie Mae, 3.0%, 7/1/30	73,604
437,302		Fannie Mae, 3.0%, 8/1/42	449,584
55,584		Fannie Mae, 3.0%, 8/1/42	57,306
136,762		Fannie Mae, 3.0%, 9/1/42	140,628
15,963		Fannie Mae, 3.5%, 10/1/41	16,908
53,831		Fannie Mae, 3.5%, 10/1/45	56,547
392,949		Fannie Mae, 3.5%, 11/1/45	416,780
240,528		Fannie Mae, 3.5%, 12/1/45	252,306
199,322		Fannie Mae, 3.5%, 2/1/46	209,082
99,743		Fannie Mae, 3.5%, 2/1/46	104,627
24,949		Fannie Mae, 3.5%, 2/1/46	26,171
180,560		Fannie Mae, 3.5%, 4/1/45	189,402
625,000		Fannie Mae, 3.5%, 4/13/16 (TBA)	655,298
327,237		Fannie Mae, 3.5%, 5/1/44	343,261
336,602		Fannie Mae, 3.5%, 7/1/45	353,084
289,312		Fannie Mae, 3.5%, 8/1/45	306,857
76,588		Fannie Mae, 3.5%, 8/1/45	80,338
32,894		Fannie Mae, 3.5%, 9/1/26	34,921
205,466		Fannie Mae, 3.5%, 9/1/45	215,527
189,312		Fannie Mae, 3.5%, 9/1/45	198,581
120,115		Fannie Mae, 4.0%, 1/1/42	128,998
93,531		Fannie Mae, 4.0%, 1/1/46	100,262
113,129		Fannie Mae, 4.0%, 10/1/45	121,238
12,039		Fannie Mae, 4.0%, 11/1/41	12,902
63,359		Fannie Mae, 4.0%, 11/1/44	67,733
162,636		Fannie Mae, 4.0%, 11/1/45	174,294
123,411		Fannie Mae, 4.0%, 11/1/45	132,257
122,354		Fannie Mae, 4.0%, 11/1/45	131,124
26,932		Fannie Mae, 4.0%, 12/1/40	29,349
17,986		Fannie Mae, 4.0%, 12/1/41	19,216
466,318		Fannie Mae, 4.0%, 12/1/43	498,202
225,000		Fannie Mae, 4.0%, 2/1/46	241,279
37,768		Fannie Mae, 4.0%, 3/1/42	40,596
93,459		Fannie Mae, 4.0%, 4/1/42	100,430
1,550,000		Fannie Mae, 4.0%, 4/13/16 (TBA)	1,656,078
59,563		Fannie Mae, 4.0%, 7/1/44	63,636
16,967		Fannie Mae, 4.0%, 7/1/44	18,127
800,739		Fannie Mae, 4.0%, 8/1/42	860,384
272,241		Fannie Mae, 4.0%, 8/1/44	291,374
165,854		Fannie Mae, 4.0%, 8/1/44	177,510
261,398		Fannie Mae, 4.0%, 9/1/43	279,271
16,888		Fannie Mae, 4.5%, 11/1/43	18,598
33,897		Fannie Mae, 4.5%, 12/1/41	36,995
61,726		Fannie Mae, 4.5%, 2/1/44	67,287
9,501		Fannie Mae, 4.5%, 4/1/41	10,367
544,442		Fannie Mae, 4.5%, 5/1/41	594,274
366,217		Fannie Mae, 4.5%, 5/1/41	399,742
1,241,755		Fannie Mae, 4.5%, 6/1/44	1,354,177
132,221		Fannie Mae, 4.5%, 7/1/41	144,436
427,507		Fannie Mae, 4.5%, 8/1/40	466,605
528,810		Fannie Mae, 4.5%, 8/1/44	577,448
12,350		Fannie Mae, 5.0%, 6/1/40	13,690
13,038		Fannie Mae, 5.0%, 7/1/19	13,605
7,493		Fannie Mae, 5.0%, 7/1/40	8,305
9,343		Fannie Mae, 5.5%, 12/1/34	10,572
9,134		Fannie Mae, 5.5%, 3/1/18	9,337
17,054		Fannie Mae, 5.5%, 9/1/33	19,286
3,851		Fannie Mae, 6.0%, 10/1/32	4,439
4,065		Fannie Mae, 6.0%, 11/1/32	4,632
15,996		Fannie Mae, 6.0%, 11/1/32	18,227
14,286		Fannie Mae, 6.0%, 4/1/33	16,426
20,795		Fannie Mae, 6.0%, 5/1/33	24,073
11,113		Fannie Mae, 6.0%, 6/1/33	12,663
19,943		Fannie Mae, 6.0%, 7/1/34	23,058
3,834		Fannie Mae, 6.0%, 7/1/38	4,378
9,186		Fannie Mae, 6.0%, 9/1/29	10,581
7,434		Fannie Mae, 6.0%, 9/1/34	8,539
3,640		Fannie Mae, 6.5%, 1/1/32	4,163
2,789		Fannie Mae, 6.5%, 2/1/32	3,210
7,380		Fannie Mae, 6.5%, 3/1/32	8,440
2,823		Fannie Mae, 6.5%, 3/1/32	3,229
5,324		Fannie Mae, 6.5%, 4/1/29	6,089
3,338		Fannie Mae, 6.5%, 4/1/32	3,817
2,265		Fannie Mae, 6.5%, 7/1/21	2,590
22,639		Fannie Mae, 6.5%, 7/1/34	25,893
5,256		Fannie Mae, 6.5%, 8/1/32	6,193
5,562		Fannie Mae, 6.5%, 8/1/32	6,361
3,082		Fannie Mae, 7.0%, 1/1/32	3,736
905		Fannie Mae, 7.0%, 11/1/29	911
741		Fannie Mae, 7.0%, 7/1/31	790
1,801		Fannie Mae, 7.0%, 8/1/19	1,904
2,061		Fannie Mae, 7.0%, 9/1/18	2,140
5,159		Fannie Mae, 7.0%, 9/1/30	5,295
1,989		Fannie Mae, 7.5%, 2/1/31	2,359
7,082		Fannie Mae, 8.0%, 10/1/30	9,080
834		Fannie Mae, 8.0%, 5/1/31	844
99,634		Federal Home Loan Mortgage Corp., 2.5%, 11/1/22	102,733
98,971		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	103,544
246,047		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	252,715
52,842		Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	54,149
43,769		Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	44,851
59,229		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	62,276
101,651		Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	106,490
288,712		Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	302,454
116,429		Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	122,613
40,511		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	43,259
710,728		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	745,382
85,807		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	89,892
84,708		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	89,207
114,758		Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	121,164
467,099		Federal Home Loan Mortgage Corp., 3.5%, 8/1/29	493,159
31,822		Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	33,336
66,847		Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	71,392
309,049		Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	336,527
73,210		Federal Home Loan Mortgage Corp., 4.0%, 12/1/40	78,628
41,116		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	43,952
128,537		Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	137,286
164,988		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	176,172
239,427		Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	255,657
71,681		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	76,540
22,280		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	23,926
34,841		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	37,396
23,112		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	24,807
9,652		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	10,597
7,586		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	8,113
8,753		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	9,608
30,473		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	34,063
21,449		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	24,171
3,408		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,859
1,475		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	1,669
11,279		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	12,858
9,602		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	11,001
2,768		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	3,167
17,656		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	20,313
5,329		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	6,090
10,212		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	11,625
3,383		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	4,066
2,380		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,709
2,318		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	2,747
18,553		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	21,840
6,842		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	8,147
29,851		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	33,992
2,364		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	2,870
1,099		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	1,125
561		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	567
3,935		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	4,790
2,984		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	3,237
7,788		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	8,508
1,780		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	2,071
67,974		Federal National Mortgage Association, 4.0%, 10/1/45	72,701
325,800		Government National Mortgage Association I, 3.5%, 1/15/45	344,148
655,000		Government National Mortgage Association I, 3.5%, 4/20/16 (TBA)	691,127
620,185		Government National Mortgage Association I, 4.0%, 3/15/44	663,058
12,879		Government National Mortgage Association I, 4.0%, 6/15/45	13,769
24,702		Government National Mortgage Association I, 4.0%, 7/15/45	26,470
74,608		Government National Mortgage Association I, 4.0%, 8/15/43	81,059
24,718		Government National Mortgage Association I, 4.0%, 8/15/45	26,491
87,312		Government National Mortgage Association I, 4.0%, 9/15/44	93,348
34,347		Government National Mortgage Association I, 4.5%, 12/15/18	35,458
13,724		Government National Mortgage Association I, 4.5%, 4/15/20	14,420
16,613		Government National Mortgage Association I, 4.5%, 8/15/41	18,116
11,203		Government National Mortgage Association I, 5.0%, 7/15/17	11,574
12,960		Government National Mortgage Association I, 5.0%, 7/15/19	13,674
18,131		Government National Mortgage Association I, 5.0%, 9/15/33	20,097
28,120		Government National Mortgage Association I, 5.5%, 10/15/34	32,081
19,311		Government National Mortgage Association I, 5.5%, 3/15/33	22,105
20,226		Government National Mortgage Association I, 5.5%, 7/15/33	23,083
50,622		Government National Mortgage Association I, 5.5%, 8/15/33	58,003
11,344		Government National Mortgage Association I, 6.0%, 1/15/33	13,123
13,393		Government National Mortgage Association I, 6.0%, 10/15/32	15,114
16,061		Government National Mortgage Association I, 6.0%, 10/15/32	18,133
4,634		Government National Mortgage Association I, 6.0%, 10/15/32	5,229
38,922		Government National Mortgage Association I, 6.0%, 11/15/32	44,715
30,307		Government National Mortgage Association I, 6.0%, 11/15/32	35,055
17,038		Government National Mortgage Association I, 6.0%, 12/15/33	19,334
15,452		Government National Mortgage Association I, 6.0%, 2/15/18	15,808
21,720		Government National Mortgage Association I, 6.0%, 2/15/29	25,116
20,109		Government National Mortgage Association I, 6.0%, 4/15/28	23,080
1,531		Government National Mortgage Association I, 6.0%, 5/15/17	1,540
5,859		Government National Mortgage Association I, 6.0%, 8/15/19	6,071
16,772		Government National Mortgage Association I, 6.0%, 8/15/34	18,994
32,809		Government National Mortgage Association I, 6.0%, 8/15/34	37,080
15,691		Government National Mortgage Association I, 6.0%, 9/15/32	17,908
7,016		Government National Mortgage Association I, 6.5%, 10/15/31	8,031
4,853		Government National Mortgage Association I, 6.5%, 12/15/31	5,555
3,363		Government National Mortgage Association I, 6.5%, 12/15/31	4,032
32,609		Government National Mortgage Association I, 6.5%, 12/15/32	39,759
4,841		Government National Mortgage Association I, 6.5%, 2/15/29	5,542
2,560		Government National Mortgage Association I, 6.5%, 3/15/26	2,931
2,067		Government National Mortgage Association I, 6.5%, 4/15/17	2,082
2,424		Government National Mortgage Association I, 6.5%, 4/15/32	2,775
2,670		Government National Mortgage Association I, 6.5%, 4/15/32	3,095
19,994		Government National Mortgage Association I, 6.5%, 5/15/29	23,804
7,438		Government National Mortgage Association I, 6.5%, 5/15/29	8,693
4,197		Government National Mortgage Association I, 6.5%, 5/15/31	4,805
1,363		Government National Mortgage Association I, 6.5%, 6/15/17	1,366
6,051		Government National Mortgage Association I, 6.5%, 6/15/28	6,926
6,675		Government National Mortgage Association I, 6.5%, 6/15/28	7,725
2,824		Government National Mortgage Association I, 6.5%, 6/15/32	3,233
1,261		Government National Mortgage Association I, 6.5%, 6/15/32	1,444
6,823		Government National Mortgage Association I, 6.5%, 6/15/32	7,856
21,292		Government National Mortgage Association I, 6.5%, 7/15/31	24,419
5,585		Government National Mortgage Association I, 6.5%, 7/15/32	6,393
6,621		Government National Mortgage Association I, 6.5%, 9/15/31	7,579
1,576		Government National Mortgage Association I, 7.0%, 1/15/26	1,630
6,112		Government National Mortgage Association I, 7.0%, 1/15/29	7,153
7,477		Government National Mortgage Association I, 7.0%, 11/15/28	8,337
753		Government National Mortgage Association I, 7.0%, 12/15/30	772
18,776		Government National Mortgage Association I, 7.0%, 2/15/28	20,019
2,062		Government National Mortgage Association I, 7.0%, 2/15/31	2,119
4,255		Government National Mortgage Association I, 7.0%, 5/15/31	4,511
20,683		Government National Mortgage Association I, 7.0%, 5/15/32	22,675
8,210		Government National Mortgage Association I, 7.0%, 6/15/29	9,152
21,706		Government National Mortgage Association I, 7.0%, 7/15/26	23,120
800		Government National Mortgage Association I, 7.0%, 7/15/29	839
4,767		Government National Mortgage Association I, 7.0%, 7/15/29	5,458
3,373		Government National Mortgage Association I, 7.0%, 8/15/31	4,163
1,920		Government National Mortgage Association I, 7.0%, 9/15/27	1,991
1,824		Government National Mortgage Association I, 7.5%, 1/15/31	1,943
663		Government National Mortgage Association I, 7.5%, 10/15/22	719
3,818		Government National Mortgage Association I, 7.5%, 10/15/29	4,326
216		Government National Mortgage Association I, 7.5%, 6/15/23	218
445		Government National Mortgage Association I, 7.5%, 8/15/23	464
248,628		Government National Mortgage Association II, 3.5%, 1/20/46	263,097
23,702		Government National Mortgage Association II, 3.5%, 3/20/45	25,089
50,000		Government National Mortgage Association II, 3.5%, 3/20/46	53,189
875,000		Government National Mortgage Association II, 3.5%, 4/20/16 (TBA)	924,766
24,082		Government National Mortgage Association II, 3.5%, 4/20/45	25,535
49,058		Government National Mortgage Association II, 3.5%, 4/20/45	51,985
23,410		Government National Mortgage Association II, 3.5%, 4/20/45	24,796
143,182		Government National Mortgage Association II, 3.5%, 8/20/45	151,514
300,000		Government National Mortgage Association II, 4.0%, 4/20/16 (TBA)	320,684
878,017		Government National Mortgage Association II, 4.0%, 7/20/44	939,036
85,122		Government National Mortgage Association II, 4.0%, 9/20/44	91,023
19,838		Government National Mortgage Association II, 4.5%, 9/20/41	21,593
11,463		Government National Mortgage Association II, 5.0%, 1/20/20	12,126
18,071		Government National Mortgage Association II, 5.0%, 11/20/19	19,045
55,158		Government National Mortgage Association II, 5.9%, 2/20/28	61,587
19,504		Government National Mortgage Association II, 6.0%, 11/20/33	22,469
2,914		Government National Mortgage Association II, 6.0%, 12/20/18	3,005
164		Government National Mortgage Association II, 6.0%, 6/20/16	164
6,870		Government National Mortgage Association II, 6.0%, 7/20/19	7,082
5,670		Government National Mortgage Association II, 6.5%, 12/20/28	6,685
3,888		Government National Mortgage Association II, 6.5%, 8/20/28	4,509
3,319		Government National Mortgage Association II, 6.5%, 9/20/31	3,980
1,698		Government National Mortgage Association II, 7.0%, 1/20/31	1,977
11,855		Government National Mortgage Association II, 7.0%, 2/20/29	14,049
6,115		Government National Mortgage Association II, 7.0%, 5/20/26	7,244
1,009		Government National Mortgage Association II, 7.5%, 8/20/27	1,229
352		Government National Mortgage Association II, 8.0%, 8/20/25	395
4,700,000		U.S. Treasury Bills, 4/28/16 (c)	4,699,391
400,000		U.S. Treasury Bills, 7/21/16 (c)	399,670
285,000		U.S. Treasury Bonds, 2.5%, 2/15/45	277,897
125,000		U.S. Treasury Bonds, 3.0%, 11/15/44	134,888
50,000		U.S. Treasury Bonds, 3.0%, 11/15/45	53,978
500,000		U.S. Treasury Bonds, 4.375%, 5/15/41	675,117
25,000		U.S. Treasury Bonds, 4.75%, 2/15/37	35,378
250,000		U.S. Treasury Bonds, 5.375%, 2/15/31	358,467
1,675,140		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,620,676
1,079,870		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	1,126,243
1,090,000	0.38	U.S. Treasury Note, Floating Rate Note, 1/31/17	1,090,087
1,090,000	0.35	U.S. Treasury Note, Floating Rate Note, 10/31/16	1,089,937
2,715,000	0.47	U.S. Treasury Note, Floating Rate Note, 10/31/17	2,714,799
1,090,000	0.37	U.S. Treasury Note, Floating Rate Note, 4/30/16	1,090,035
500,000	0.37	U.S. Treasury Note, Floating Rate Note, 4/30/17	499,936
1,090,000	0.37	U.S. Treasury Note, Floating Rate Note, 7/31/16	1,090,097
3,350,000	0.38	U.S. Treasury Note, Floating Rate Note, 7/31/17	3,347,839
1,090,000	0.57	United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18	1,091,235
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $46,281,291)	$46,910,235

		FOREIGN GOVERNMENT BONDS - 0.2%
200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$203,250
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $198,381)	$203,250

		MUNICIPAL BONDS - 1.2%
		Municipal Airport - 0.1%
75,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$77,455

		Municipal Development - 0.1%
135,000		Selma Industrial Development Board, 5.8%, 5/1/34	$153,313

		Municipal Education - 0.0% †
10,000		Amherst College, 3.794%, 11/1/42	$10,094

		Municipal General - 0.4%
90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$98,854
25,000		JobsOhio Beverage System, 4.532%, 1/1/35	27,917
75,000		New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41	81,779
25,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	28,194
50,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	56,064
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	55,520
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	55,133
			$403,461
		Higher Municipal Education - 0.4%
25,000		Baylor University, 4.313%, 3/1/42	$26,028
75,000		Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32	106,192
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	31,887
125,000		President and Fellows of Harvard College, 6.3%, 10/1/37	125,000
50,000		The George Washington University, 1.827%, 9/15/17	50,312
50,000		University of California, 3.38%, 5/15/28	53,021
50,000		University of Virginia, Green Bond Series A, 5.0%, 4/1/45	59,310
			$451,750
		Municipal School District - 0.1%
50,000		Frisco Independent School District, 4.0%, 8/15/40	$54,274
25,000		Frisco Independent School District, 4.0%, 8/15/45	27,015
			$81,289
		Municipal Transportation - 0.0% †
10,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$10,446

		Municipal Obligation - 0.1%
50,000		State of Texas, 4.0%, 10/1/44	$53,727

		TOTAL MUNICIPAL BONDS
		(Cost $1,145,688)	$1,241,535

		SENIOR FLOATING RATE LOAN INTERESTS - 2.5% **
		Energy - 0.1%
		Oil & Gas Refining & Marketing - 0.1%
106,273	3.75	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 10/3/21	$106,937
		Total Energy	$106,937
		Capital Goods - 0.0% †
		Trading Companies & Distributors - 0.0% †
13,730	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$13,773
		Total Capital Goods	$13,773
		Automobiles & Components - 0.4%
		Auto Parts & Equipment - 0.3%
135,049	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$135,162
94,701	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	86,099
100,000	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21	98,875
			$320,136
		Tires & Rubber - 0.1%
102,500	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$102,724
		Total Automobiles & Components	$422,860
		Consumer Services - 0.4%
		Casinos & Gaming - 0.1%
98,750	6.00	Scientific Games, Initial Term B-2, 10/1/21	$96,019
		Leisure Facilities - 0.1%
99,749	3.50	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	$99,915
		Restaurants - 0.1%
86,623	3.75	1011778 BC ULC, Term B-2 Loan, 12/12/21	$86,659
		Education Services - 0.1%
100,000	3.75	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$100,021
		Specialized Consumer Services - 0.0% †
16,005	5.25	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21	$15,805
		Total Consumer Services	$398,419
		Media - 0.2%
		Broadcasting - 0.1%
135,521	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20	$134,359
		Movies & Entertainment - 0.1%
31,528	3.75	Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18	$31,291
81,900	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	82,071
			$113,362
		Total Media	$247,721
		Retailing - 0.2%
		Specialty Stores - 0.1%
100,000	4.25	PetSmart, Inc., Tranche B-1 Loan, 3/10/22	$99,712
		Automotive Retail - 0.1%
50,000	5.75	CWGS Group LLC, Term Loan, 2/20/20	$49,594
		Total Retailing	$149,306
		Food, Beverage & Tobacco - 0.1%
		Packaged Foods & Meats - 0.1%
94,667	5.25	Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23	$95,120
		Total Food, Beverage & Tobacco	$95,120
		Household & Personal Products - 0.2%
		Personal Products - 0.2%
207,004	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	$206,383
		Total Household & Personal Products	$206,383
		Health Care Equipment & Services - 0.5%
		Health Care Facilities - 0.3%
30,179	3.36	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	$30,213
70,673	3.69	HCA, Inc., Tranche B-6 Term Loan, 3/8/23	71,064
100,000	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	97,375
100,000	6.25	Vizient, Inc., Initial Term Loan, 2/9/23	100,792
			$299,444
		Health Care Technology - 0.2%
235,840	3.50	IMS Health, Inc., Term B Dollar Loan, 3/17/21	$235,434
		Total Health Care Equipment & Services	$534,878
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Life Sciences Tools & Services - 0.1%
60,969	4.25	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21	$61,012
		Total Pharmaceuticals, Biotechnology & Life Sciences	$61,012
		Diversified Financials - 0.1%
		Investment Banking & Brokerage - 0.1%
96,525	4.25	LPL Holdings, Inc., 2021 Tranche B Term Loan, 3/29/21	$93,629
		Total Diversified Financials	$93,629
		Software & Services - 0.1%
		IT Consulting & Other Services - 0.1%
74,813	3.75	NXP BV, Tranche B Loan, 10/30/20	$75,099
		Data Processing & Outsourced Services - 0.0% †
35,997	3.93	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	$35,972
		Total Software & Services	$111,071
		Utilities - 0.1%
		Electric Utilities - 0.1%
100,000	3.75	Texas Competitive Electric Holdings Co LLC, DIP Term Loan, 5/5/16	$99,812
		Total Utilities	$99,812
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $2,504,815)	$2,540,921

		TEMPORARY CASH INVESTMENTS - 0.4%
		Commercial Paper - 0.4%
250,000		BNP Paribas, Commercial Papar, 4/1/16 (c)	$249,998
120,000		Prudential Funding LLC, Commercial Papar, 4/1/16 (c)	119,999
			$369,997
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $370,000)	$369,997

		TOTAL INVESTMENT IN SECURITIES - 102.7%
		(Cost $102,741,518) (a)	$103,834,295
		OTHER ASSETS & LIABILITIES - (2.7)%	$(2,766,038)
		TOTAL NET ASSETS - 100.0%	$101,068,257

†		Amount rounds to less than 0.1%.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2016, the value of these securities amounted to
$22,292,643 or 22.1% of total net assets.

(TBA)		“To Be Announced” Securities.

REMICS		Real Estate Mortgage Investment Conduits.

(Perpetual)		Security with no stated maturity date.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT		Real Estate Investment Trust.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At March 31, 2016, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $102,843,220 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$1,928,625

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(937,550)

		Net unrealized appreciation	$991,075

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Rate to be determined.

(e)		Structured reinsurance investment. At March 31, 2016, the value of these securities amounted to $55,245 or 0.1% of total net assets.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid	Unrealized Depreciation
824,500	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	12/20/19	$ 45,348	$ 10,621
1,200,000	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	1.00%	BBB+	6/20/20	18,616	(12,516)
						$ 63,964	$ (1,895)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments:

			Level 1	Level 2	Level 3	Total
		Preferred Stocks
		Convertible Preferred Stocks	$ 186,777	$ -	$ -	$ 186,777
		Asset Backed Securities	-	2,616,470	-	2,616,470
		Collateralized Mortgage Obligations	-	15,601,050	-	15,601,050
		Corporate Bonds
		Insurance
		Reinsurance	-	32,578	55,245	87,823
		All Other Corporate Bonds	-	34,076,237	-	34,076,237
		U.S. Government and Agency Obligations	-	46,910,235	-	46,910,235
		Foreign Governement Bonds	-	203,250	-	203,250
		Municipal Bonds	-	1,241,535	-	1,241,535
		Senior Floating Rate Loan Interests	-	2,540,921	-	2,540,921
		Commercial Paper	-	369,997	-	369,997
		Total	$ 186,777	$ 103,592,273	$ 55,245	$ 103,834,295

		Other Financial Instruments
		Net unrealized depreciation on future contracts	$ (6,084)	$ -	$ -	$ (6,084)
		Unrealized depreciation on centrally cleared swap contracts	-	(1,895)	-	$ (1,895)
		Total Other Financial Instruments	$ (6,084)	$ (1,895)	$ -	$ (7,979)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
			Corporate Bonds
		Balance as of 12/31/15	$ 57,928
		Realized gain (loss)	-
		Change in unrealized appreciation (depreciation)1	(52,683)
		Purchases	50,000
		Sales	-
		Transfers in to Level 3*	-
		Transfers out of Level 3*	-
		Transfers in and out of Level 3 activity	-
		Balance as of 3/31/16	$ 55,245

	1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

	2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

	*	Transfers are calculated on the beginning of period values. During the six months ended March 31, 2016, there were
		no transfers between Levels 1, 2 and 3.

		Net change in unrealized appreciation (depreciation) of investments
		still held as of 3/31/16	$ (52,683)

		Pioneer High Yield VCT Portfolio
		Schedule of Investments 3/31/16 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 12.4%
		Energy - 0.7%
		Oil & Gas Equipment & Services - 0.1%
85,000		SEACOR Holdings, Inc., 3.0%, 11/15/28	$65,450
		Oil & Gas Exploration & Production - 0.3%
220,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$109,725
150,000		Whiting Petroleum Corp., 1.25%, 4/1/20 (144A)	87,281
			$197,006
		Oil & Gas Storage & Transportation - 0.3%
200,000		Golar LNG, Ltd., 3.75%, 3/7/17	$189,160
		Total Energy	$451,616
		Materials - 0.1%
		Diversified Metals & Mining - 0.1%
50,000		RTI International Metals, Inc., 1.625%, 10/15/19	$52,312
		Total Materials	$52,312
		Capital Goods - 0.9%
		Aerospace & Defense - 0.1%
95,000		The KEYW Holding Corp., 2.5%, 7/15/19	$67,806
		Construction & Engineering - 0.3%
190,000		Dycom Industries, Inc., 0.75%, 9/15/21 (144A)	$186,438
		Electrical Components & Equipment - 0.5%
459,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$250,729
190,000		SolarCity Corp., 1.625%, 11/1/19	108,894
			$359,623
		Total Capital Goods	$613,867
		Consumer Durables & Apparel - 1.5%
		Homebuilding - 1.4%
250,000		CalAtlantic Group, Inc., 0.25%, 6/1/19	$221,250
245,000		CalAtlantic Group, Inc., 1.25%, 8/1/32	258,016
450,000		KB Home, 1.375%, 2/1/19	415,125
			$894,391
		Housewares & Specialties - 0.1%
45,000		Jarden Corp., 1.125%, 3/15/34	$56,925
		Total Consumer Durables & Apparel	$951,316
		Consumer Services - 0.2%
		Specialized Consumer Services - 0.2%
100,000		Ascent Capital Group, Inc., 4.0%, 7/15/20	$62,188
65,000		Carriage Services, Inc., 2.75%, 3/15/21	71,216
			$133,404
		Total Consumer Services	$133,404
		Retailing - 0.6%
		Internet Retail - 0.6%
380,000		Shutterfly, Inc., 0.25%, 5/15/18	$379,288
		Total Retailing	$379,288
		Health Care Equipment & Services - 1.8%
		Health Care Equipment - 1.2%
280,000		Insulet Corp., 2.0%, 6/15/19	$270,900
95,000		NuVasive, Inc., 2.25%, 3/15/21 (144A)	101,650
71,000		NuVasive, Inc., 2.75%, 7/1/17	89,549
343,000		Wright Medical Group, Inc., 2.0%, 2/15/20	306,342
			$768,441
		Health Care Supplies - 0.4%
85,000		Endologix, Inc., 2.25%, 12/15/18	$62,050
135,000		Endologix, Inc., 3.25%, 11/1/20	128,588
45,000		Quidel Corp., 3.25%, 12/15/20	39,966
			$230,604
		Managed Health Care - 0.2%
95,000		Molina Healthcare, Inc.	$156,275
		Total Health Care Equipment & Services	$1,155,320
		Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
		Biotechnology - 1.5%
75,000		BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	$88,922
245,000		Cepheid, 1.25%, 2/1/21	218,203
210,000		Emergent BioSolutions, Inc., 2.875%, 1/15/21	272,606
70,000		Immunomedics, Inc., 4.75%, 2/15/20	49,175
245,000		Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22 (144A)	223,716
163,000		PDL BioPharma, Inc., 4.0%, 2/1/18	147,209
			$999,831
		Pharmaceuticals - 1.2%
225,000		Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)	$200,672
320,000		Innoviva, Inc., 2.125%, 1/15/23	249,400
200,000		Jazz Investments I, Ltd., 1.875%, 8/15/21	205,500
115,000		The Medicines Co., 2.5%, 1/15/22	129,950
			$785,522
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,785,353
		Software & Services - 2.4%
		Internet Software & Services - 0.9%
240,000		Twitter, Inc., 0.25%, 9/15/19	$210,150
275,000		WebMD Health Corp., 1.5%, 12/1/20	366,609
			$576,759
		Data Processing & Outsourced Services - 0.5%
330,000		Cardtronics, Inc., 1.0%, 12/1/20	$318,656
		Application Software - 1.0%
95,000		Citrix Systems, Inc., 0.5%, 4/15/19	$106,103
310,000		Mentor Graphics Corp., 4.0%, 4/1/31	325,500
100,000		Nuance Communications, Inc., 1.0%, 12/15/35 (144A)	92,062
125,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19	120,469
			$644,134
		Systems Software - 0.0%+
30,000		FireEye, Inc., 1.0%, 6/1/35 (144A)	$25,425
30,000		FireEye, Inc., 1.625%, 6/1/35 (144A)	24,394
			$49,819
		Total Software & Services	$1,589,368
		Technology Hardware & Equipment - 0.9%
		Communications Equipment - 0.5%
360,000		Finisar Corp., 0.5%, 12/15/33	$351,000
		Electronic Components - 0.4%
310,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41	$241,025
		Total Technology Hardware & Equipment	$592,025
		Semiconductors & Semiconductor Equipment - 0.6%
		Semiconductors - 0.6%
220,000		ON Semiconductor Corp., 1.0%, 12/1/20 (144A)	$196,350
235,000		SunPower Corp., 0.875%, 6/1/21	182,125
			$378,475
		Total Semiconductors & Semiconductor Equipment	$378,475
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $8,750,323)	$8,082,344

Shares		PREFERRED STOCK - 0.4%
		Diversified Financials - 0.4%
		Consumer Finance - 0.4%
10,350	6.40	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$253,678
		TOTAL PREFERRED STOCK
		(Cost $255,149)	$253,678

		CONVERTIBLE PREFERRED STOCKS - 1.4%
		Consumer Durables & Apparel - 0.7%
		Home Furnishings - 0.7%
5,000		Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)	$456,250
		Total Consumer Durables & Apparel	$456,250
		Health Care Equipment & Services - 0.3%
		Health Care Supplies - 0.2%
397		Alere, Inc., 3.0% (Perpetual)	$156,815
		Health Care Services - 0.0%+
28		BioScrip, Inc., (Perpetual) (c)	$2,311
		Health Care Facilities - 0.1%
75		Kindred Healthcare, Inc., 7.5%, 12/1/17	$48,654
		Total Health Care Equipment & Services	$207,780
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Pharmaceuticals - 0.1%
75		Allergan plc, 5.5%, 3/1/18	$68,936
		Total Pharmaceuticals, Biotechnology & Life Sciences	$68,936
		Banks - 0.3%
		Diversified Banks - 0.3%
155		Wells Fargo & Co., 7.5% (Perpetual)	$186,777
		Total Banks	$186,777
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $778,329)	$919,743

		COMMON STOCKS - 5.2%
		Energy - 0.1%
		Oil & Gas Refining & Marketing - 0.1%
2,156		Marathon Petroleum Corp. *	$80,160
		Total Energy	$80,160
		Materials - 0.4%
		Commodity Chemicals - 0.4%
1,785		Axiall Corp.	$38,984
2,531		LyondellBasell Industries NV	216,603
			$255,587
		Total Materials	$255,587
		Capital Goods - 0.2%
		Aerospace & Defense - 0.1%
669		Orbital ATK, Inc.	$58,163
		Construction & Farm Machinery & Heavy Trucks - 0.1%
15,596		Commercial Vehicle Group, Inc. *	$41,329
711		Joy Global, Inc.	11,426
			$52,755
		Total Capital Goods	$110,918
		Transportation - 0.3%
		Airlines - 0.3%
3,377		United Continental Holdings, Inc. *	$202,147
		Total Transportation	$202,147
		Automobiles & Components - 0.7%
		Automobile Manufacturers - 0.7%
32,557		Ford Motor Co.	$439,520
		Total Automobiles & Components	$439,520
		Consumer Services - 0.3%
		Restaurants - 0.3%
2,937		Starbucks Corp.	$175,339
		Total Consumer Services	$175,339
		Health Care Equipment & Services - 0.5%
		Health Care Services - 0.0%+
9,932		BioScrip, Inc. *	$21,254
		Managed Health Care - 0.5%
1,506		Aetna, Inc.	$169,199
833		Cigna Corp.	114,321
			$283,520
		Total Health Care Equipment & Services	$304,774
		Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
		Pharmaceuticals - 0.2%
2,400		Mylan NV	$111,240
		Life Sciences Tools & Services - 0.6%
733		Bio-Rad Laboratories, Inc. *	$100,216
2,374		Thermo Fisher Scientific, Inc.	336,135
			$436,351
		Total Pharmaceuticals, Biotechnology & Life Sciences	$547,591
		Banks - 0.1%
		Diversified Banks - 0.1%
1,635		JPMorgan Chase & Co.	$96,825
		Total Banks	$96,825
		Diversified Financials - 0.1%
		Consumer Finance - 0.1%
1,402		Capital One Financial Corp.	$97,173
		Total Diversified Financials	$97,173
		Real Estate - 0.8%
		Diversified REIT - 0.6%
18,825		Forest City Enterprises LP *	$397,019
		Specialized REIT - 0.2%
5,095		Communications Sales & Leasing, Inc.	$113,364
		Total Real Estate	$510,383
		Technology Hardware & Equipment - 0.8%
		Computer Storage & Peripherals - 0.2%
3,800		EMC Corp.	$101,270
		Computer Hardware Storage & Perhipherals - 0.4%
9,441		NCR Corp. *	$282,569
		Electronic Manufacturing Services - 0.2%
2,564		TE Connectivity, Ltd.	$158,763
		Total Technology Hardware & Equipment	$542,602
		Telecommunication Services - 0.1%
		Integrated Telecommunication Services - 0.1%
4,246		Windstream Holdings, Inc.	$32,609
		Total Telecommunication Services	$32,609
		TOTAL COMMON STOCKS
		(Cost $2,309,798)	$3,395,628
Principal Amount ($)	Floating Rate (b)
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
		Banks - 1.5%
		Thrifts & Mortgage Finance - 1.5%
100,000	5.04	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	$97,239
100,000	5.81	COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)	91,861
150,000	3.94	COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)	148,276
150,000	5.14	CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)	145,757
41,485		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	29,273
129,000	3.95	JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)	95,757
100,000	4.05	JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Floating Rate Note, 1/18/46 (144A)	89,412
150,000	4.04	JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	139,832
100,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	96,153
19,349		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	19,685
			$953,245
		Total Banks	$953,245
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $997,168)	$953,245

		CORPORATE BONDS - 66.8%
		Energy - 9.2%
		Oil & Gas Drilling - 0.3%
50,000		Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)	$30,000
40,000		Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	24,600
183,000		Rowan Companies, Inc., 5.4%, 12/1/42	104,447
19,000		Rowan Companies, Inc., 5.85%, 1/15/44	11,074
			$170,121
		Oil & Gas Equipment & Services - 0.7%
225,000		Archrock Partners LP, 6.0%, 10/1/22	$162,000
165,000		Hiland Partners LP, 7.25%, 10/1/20 (144A)	171,188
165,000		McDermott International, Inc., 8.0%, 5/1/21 (144A)	129,112
			$462,300
		Oil & Gas Exploration & Production - 4.2%
235,000		Antero Resources Corp., 6.0%, 12/1/20	$223,250
150,000		Berry Petroleum Co., LLC, 6.375%, 9/15/22	27,000
225,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	198,281
150,000		Concho Resources, Inc., 5.5%, 4/1/23	147,000
120,000		Continental Resources, Inc., 3.8%, 6/1/24	94,800
205,000		Denbury Resources, Inc., 5.5%, 5/1/22	92,250
195,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18	9,750
85,000		Gulfport Energy Corp., 6.625%, 5/1/23	79,050
285,000		Gulfport Energy Corp., 7.75%, 11/1/20	285,000
52,000		Halcon Resources Corp., 12.0%, 2/15/22 (144A)	34,580
170,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)	146,200
150,000		Legacy Reserves LP, 6.625%, 12/1/21	28,500
70,000		Memorial Resource Development Corp., 5.875%, 7/1/22	59,150
145,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	107,300
210,000		Parsley Energy LLC, 7.5%, 2/15/22 (144A)	208,950
150,000		PDC Energy, Inc., 7.75%, 10/15/22	149,625
50,000		Range Resources Corp., 5.0%, 3/15/23	42,375
370,000		Rice Energy Inc., 6.25%, 5/1/22	321,900
430,000		Sanchez Energy Corp., 6.125%, 1/15/23	232,200
520,000		Swift Energy Co., 7.875%, 3/1/22 (e)	26,000
255,000		Whiting Petroleum Corp., 6.25%, 4/1/23	171,488
100,000		WPX Energy, Inc., 7.5%, 8/1/20	78,000
			$2,762,649
		Oil & Gas Refining & Marketing - 0.9%
525,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$372,750
235,000		Tesoro Corp., 5.375%, 10/1/22	232,062
			$604,812
		Oil & Gas Storage & Transportation - 2.9%
200,000		Crestwood Midstream Partners LP, 6.125%, 3/1/22	$150,000
195,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)	144,300
225,000		Global Partners LP, 6.25%, 7/15/22	167,625
155,000		Global Partners LP, 7.0%, 6/15/23	115,475
150,000		Holly Energy Partners LP, 6.5%, 3/1/20	148,500
140,000		ONEOK, Inc., 7.5%, 9/1/23	136,150
395,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	377,225
125,000		Targa Resources Partners LP, 4.125%, 11/15/19	118,048
135,000		Targa Resources Partners LP, 5.25%, 5/1/23	124,538
100,000		The Williams Companies, Inc., 4.55%, 6/24/24	76,000
250,000		The Williams Companies, Inc., 5.75%, 6/24/44	166,250
170,000		Western Refining Logistics LP, 7.5%, 2/15/23	151,300
			$1,875,411
		Coal & Consumable Fuels - 0.2%
200,000		SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	$139,000
		Total Energy	$6,014,293
		Materials - 5.9%
		Commodity Chemicals - 0.8%
60,000		Hexion, Inc., 6.625%, 4/15/20	$49,800
225,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	186,750
100,000		Tronox Finance LLC, 6.375%, 8/15/20	76,875
220,000		Tronox Finance LLC, 7.5%, 3/15/22 (144A)	165,000
			$478,425
		Diversified Chemicals - 0.1%
30,000		Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	$34,275
30,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	34,275
			$68,550
		Specialty Chemicals - 0.6%
150,000		A Schulman, Inc., 6.875%, 6/1/23 (144A)	$147,750
45,000		Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)	43,538
215,000		Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	211,775
			$403,063
		Metal & Glass Containers - 2.6%
350,000		Ball Corp., 5.25%, 7/1/25	$367,500
765,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	816,638
175,000		Reynolds Group Issuer, Inc., 8.25%, 2/15/21	179,375
350,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18	350,000
			$1,713,513
		Paper Packaging - 0.6%
200,000		AEP Industries, Inc., 8.25%, 4/15/19	$203,000
200,000		Coveris Holding Corp., 10.0%, 6/1/18 (144A)	191,000
			$394,000
		Aluminum - 0.2%
150,000		Novelis, Inc., 8.375%, 12/15/17	$152,550
		Diversified Metals & Mining - 0.1%
80,000		Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	$69,600
		Gold - 0.2%
200,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$152,000
		Steel - 0.5%
125,000		Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)	$105,625
230,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	204,700
			$310,325
		Paper Products - 0.2%
165,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$111,375
		Total Materials	$3,853,401
		Capital Goods - 4.3%
		Aerospace & Defense - 0.5%
215,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$195,650
80,000		DynCorp International, Inc., 10.375%, 7/1/17	64,000
50,000		LMI Aerospace, Inc., 7.375%, 7/15/19	47,000
			$306,650
		Building Products - 1.1%
155,000		Gibraltar Industries, Inc., 6.25%, 2/1/21	$157,325
310,000		Griffon Corp., 5.25%, 3/1/22	309,225
205,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)	208,075
			$674,625
		Construction & Engineering - 0.9%
170,000		AECOM, 5.75%, 10/15/22	$176,375
325,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	322,562
90,000		MasTec, Inc., 4.875%, 3/15/23	77,175
			$576,112
		Construction & Farm Machinery & Heavy Trucks - 0.4%
350,000		Titan International, Inc., 6.875%, 10/1/20	$283,500
		Industrial Machinery - 0.6%
325,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$263,250
155,000		Xerium Technologies, Inc., 8.875%, 6/15/18	127,875
			$391,125
		Trading Companies & Distributors - 0.8%
200,000		Rexel SA, 5.25%, 6/15/20 (144A)	$204,500
330,000		United Rentals North America, Inc., 5.75%, 11/15/24	330,000
			$534,500
		Total Capital Goods	$2,766,512
		Commercial Services & Supplies - 1.4%
		Environmental & Facilities Services - 0.2%
110,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	$110,275
		Diversified Support Services - 1.1%
165,000		Allegion US Holding Co, Inc., 5.75%, 10/1/21	$172,838
200,000		Constellis Holdings LLC, 9.75%, 5/15/20 (144A)	174,000
230,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	179,400
275,000		The GEO Group, Inc., 5.875%, 10/15/24	277,406
			$803,644
		Total Commercial Services & Supplies	$913,919
		Transportation - 0.9%
		Airlines - 0.2%
4,559		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	$4,627
175,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	143,062
			$147,689
		Railroads - 0.3%
245,000		Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)	$176,400
		Trucking - 0.4%
185,000		Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$130,425
200,000		syncreon Group BV, 8.625%, 11/1/21 (144A)	158,500
			$288,925
		Total Transportation	$613,014
		Automobiles & Components - 1.1%
		Auto Parts & Equipment - 1.1%
182,000		International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$163,800
200,000		Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)	203,376
230,000		TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	220,800
150,000		ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)	149,250
		Total Automobiles & Components	$737,226
		Consumer Durables & Apparel - 3.0%
		Homebuilding - 2.5%
105,000		CalAtlantic Group, Inc., 5.375%, 10/1/22	$107,362
190,000		KB Home, 7.5%, 9/15/22	190,950
175,000		Lennar Corp., 4.5%, 6/15/19	180,688
125,000		Lennar Corp., 4.75%, 11/15/22	125,312
180,000		MDC Holdings, Inc., 5.5%, 1/15/24	172,350
325,000		Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	319,312
220,000		Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)	211,200
335,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	331,650
			$1,638,824
		Textiles - 0.5%
280,000		Springs Industries, Inc., 6.25%, 6/1/21	$281,400
		Total Consumer Durables & Apparel	$1,920,224
		Consumer Services - 2.9%
		Casinos & Gaming - 1.1%
18,608		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)	$93
715,000		Scientific Games International, Inc., 10.0%, 12/1/22	579,150
250,000		Scientific Games International, Inc., 6.25%, 9/1/20	150,000
			$729,243
		Hotels, Resorts & Cruise Lines - 1.0%
200,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	$204,000
155,000		Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)	159,069
300,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	283,500
			$646,569
		Specialized Consumer Services - 0.8%
550,000		Sotheby's, 5.25%, 10/1/22 (144A)	492,250
			$492,250
		Total Consumer Services	$1,868,062
		Media - 3.2%
		Broadcasting - 1.2%
280,000		Gannett Co., Inc., 6.375%, 10/15/23	$301,000
215,000		LIN Television Corp., 5.875%, 11/15/22	217,688
175,000		Quebecor Media, Inc., 5.75%, 1/15/23	180,250
90,000		Univision Communications, Inc., 5.125%, 2/15/25 (144A)	88,875
			$787,813
		Cable & Satellite - 1.4%
250,000		CCO Holdings LLC, 6.5%, 4/30/21	$258,878
140,000		DISH DBS Corp., 5.875%, 11/15/24	128,450
125,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	92,188
125,000		Intelsat Luxembourg SA, 7.75%, 6/1/21	37,188
375,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)	389,062
			$905,766
		Movies & Entertainment - 0.6%
220,000		Cinemark USA, Inc., 4.875%, 6/1/23	$221,859
180,000		Regal Entertainment Group, Inc., 5.75%, 2/1/25	180,900
			$402,759
		Total Media	$2,096,338
		Retailing - 1.7%
		Department Stores - 0.2%
140,000		Dollar Tree, Inc., 5.75%, 3/1/23 (144A)	$148,400
		Computer & Electronics Retail - 0.3%
200,000		Rent-A-Center, Inc., 4.75%, 5/1/21	$150,500
		Specialty Stores - 0.2%
195,000		Outerwall, Inc., 5.875%, 6/15/21	$144,300
		Automotive Retail - 1.0%
250,000		Asbury Automotive Group, Inc., 6.0%, 12/15/24 (144A)	$252,500
230,000		CST Brands, Inc., 5.0%, 5/1/23	232,875
175,000		DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)	151,375
			$636,750
		Total Retailing	$1,079,950
		Food & Staples Retailing - 0.8%
		Food Retail - 0.8%
140,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$132,650
350,000		Darling Ingredients, Inc., 5.375%, 1/15/22	358,096
			$490,746
		Total Food & Staples Retailing	$490,746
		Food, Beverage & Tobacco - 2.1%
		Distillers & Vintners - 0.3%
200,000		Constellation Brands, Inc., 3.75%, 5/1/21	$202,500
		Packaged Foods & Meats - 1.4%
200,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	$199,000
215,000		Post Holdings, Inc., 6.0%, 12/15/22 (144A)	221,450
315,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	331,931
75,000		Post Holdings, Inc., 7.375%, 2/15/22	79,312
35,000		Post Holdings, Inc., 8.0%, 7/15/25 (144A)	38,850
			$870,543
		Tobacco - 0.4%
365,000		Alliance One International, Inc., 9.875%, 7/15/21	$278,312
		Total Food, Beverage & Tobacco	$1,351,355
		Household & Personal Products - 0.7%
		Household Products - 0.1%
70,000		Central Garden & Pet Co., 6.125%, 11/15/23	$72,800
		Personal Products - 0.6%
400,000		Revlon Consumer Products Corp., 5.75%, 2/15/21	$411,000
		Total Household & Personal Products	$483,800
		Health Care Equipment & Services - 4.2%
		Health Care Services - 0.6%
150,000		BioScrip, Inc., 8.875%, 2/15/21	$126,750
250,000		MEDNAX, Inc., 5.25%, 12/1/23 (144A)	260,000
			$386,750
		Health Care Facilities - 3.2%
50,000		CHS, 6.875%, 2/1/22	$45,125
330,000		CHS, Inc., 7.125%, 7/15/20	311,850
400,000		HCA, Inc., 5.25%, 6/15/26	410,000
435,000		Kindred Healthcare Inc., 6.375%, 4/15/22	392,044
500,000		Tenet Healthcare Corp., 6.0%, 10/1/20	532,500
215,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	198,875
160,000		Vizient, Inc., 10.375%, 3/1/24 (144A)	171,600
			$2,061,994
		Managed Health Care - 0.4%
275,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$284,625
		Total Health Care Equipment & Services	$2,733,369
		Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
		Pharmaceuticals - 2.0%
261,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$259,695
200,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	189,500
140,000		Endo Finance LLC, 5.875%, 1/15/23 (144A)	133,350
205,000		Endo, Ltd., 6.0%, 7/15/23 (144A)	192,956
695,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	544,706
			$1,320,207
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,320,207
		Banks - 2.6%
		Diversified Banks - 2.2%
75,000	6.30	Bank of America Corp., Floating Rate Note (Perpetual)	$77,250
425,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	438,685
325,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	319,312
320,000	8.12	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	319,226
325,000	8.00	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)	309,888
			$1,464,361
		Thrifts & Mortgage Finance - 0.4%
255,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	$241,612
		Total Banks	$1,705,973
		Diversified Financials - 3.8%
		Specialized Finance - 2.1%
175,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$196,875
200,000		Fly Leasing, Ltd., 6.375%, 10/15/21	189,500
200,000		Fly Leasing, Ltd., 6.75%, 12/15/20	196,250
545,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	483,688
300,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	297,000
			$1,363,313
		Consumer Finance - 1.4%
430,000		Ally Financial, Inc., 4.625%, 3/30/25	$424,088
200,000		Ally Financial, Inc., 4.625%, 5/19/22	201,000
200,000	5.55	Capital One Financial Corp., Floating Rate Note (Perpetual)	200,000
110,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	88,000
			$913,088
		Investment Banking & Brokerage - 0.3%
200,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	$197,150
		Total Diversified Financials	$2,473,551
		Insurance - 1.6%
		Life & Health Insurance - 0.3%
185,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	$172,050
		Reinsurance - 1.3%
70,000	0.00	Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(f)	$4,900
80,000	0.00	Lorenz Re, Floating Rate Note, 3/31/19 (d)(f)	80,000
250,000	13.02	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	254,150
500,000	4.31	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	498,500
			$837,550
		Total Insurance	$1,009,600
		Real Estate - 1.4%
		Diversified REIT - 0.3%
210,000		MPT Operating Partnership LP, 5.5%, 5/1/24	$211,050
		Specialized REIT - 0.8%
142,830		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$124,262
175,000		Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)	170,188
200,000		Iron Mountain, Inc., 5.75%, 8/15/24	205,000
			$499,450
		Real Estate Services - 0.3%
235,000		Kennedy-Wilson, Inc., 5.875%, 4/1/24	$229,712
		Total Real Estate	$940,212
		Software & Services - 2.1%
		Internet Software & Services - 1.1%
250,000		Cimpress NV, 7.0%, 4/1/22 (144A)	$247,500
75,000		IAC, 4.875%, 11/30/18	76,969
365,000		J2 Cloud Services, Inc., 8.0%, 8/1/20	380,969
			$705,438
		Data Processing & Outsourced Services - 1.0%
155,000		First Data Corp., 5.0%, 1/15/24 (144A)	$155,194
265,000		First Data Corp., 5.75%, 1/15/24 (144A)	264,974
95,000		First Data Corp., 7.0%, 12/1/23 (144A)	95,950
175,000		NeuStar, Inc., 4.5%, 1/15/23	142,625
			$658,743
		Total Software & Services	$1,364,181
		Technology Hardware & Equipment - 1.1%
		Communications Equipment - 0.7%
100,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$97,000
90,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	90,844
175,000		CommScope, Inc., 5.0%, 6/15/21 (144A)	176,312
75,000		Plantronics, Inc., 5.5%, 5/31/23 (144A)	73,688
			$437,844
		Electronic Components - 0.4%
250,000		Belden, Inc., 5.5%, 9/1/22 (144A)	$251,250
		Total Technology Hardware & Equipment	$689,094
		Semiconductors & Semiconductor Equipment - 0.7%
		Semiconductor Equipment - 0.3%
175,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$177,625
		Semiconductors - 0.4%
160,000		Advanced Micro Devices, Inc., 7.5%, 8/15/22	$109,600
205,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	167,588
			$277,188
		Total Semiconductors & Semiconductor Equipment	$454,813
		Telecommunication Services - 7.0%
		Integrated Telecommunication Services - 4.5%
375,000		CenturyLink, Inc., 6.45%, 6/15/21	$379,920
75,000		CenturyLink, Inc., 6.75%, 12/1/23	72,938
15,000		CenturyLink, Inc., 7.5%, 4/1/24	15,038
305,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	309,575
65,000		Frontier Communications Corp., 10.5%, 9/15/22 (144A)	66,625
681,000		Frontier Communications Corp., 8.75%, 4/15/22	663,975
250,000		GCI, Inc., 6.875%, 4/15/25	255,000
600,000		Level 3 Financing, Inc., 5.25%, 3/15/26 (144A)	604,500
205,000		Windstream Corp., 7.5%, 6/1/22	157,338
500,000		Windstream Services LLC, 7.75%, 10/15/20	430,000
			$2,954,909
		Wireless Telecommunication Services - 2.5%
200,000		Altice Financing SA, 6.625%, 2/15/23 (144A)	$200,500
200,000		Altice US Finance I Corp., 5.375%, 7/15/23 (144A)	205,375
685,000		Sprint Corp., 7.125%, 6/15/24	508,612
330,000		Sprint Corp., 7.25%, 9/15/21	252,038
80,000		T-Mobile USA, Inc., 6.0%, 4/15/24	81,000
65,000		T-Mobile USA, Inc., 6.5%, 1/15/26	67,519
285,000		T-Mobile USA, Inc., 6.542%, 4/28/20	294,262
			$1,609,306
		Total Telecommunication Services	$4,564,215
		Utilities - 3.2%
		Electric Utilities - 1.0%
200,000		ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)	$194,250
445,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)	386,038
105,000		Talen Energy Supply LLC, 6.5%, 6/1/25	87,150
			$667,438
		Gas Utilities - 0.7%
30,000		DCP Midstream Operating LP, 3.875%, 3/15/23	$24,637
49,000		DCP Midstream Operating LP, 4.95%, 4/1/22	43,059
225,000		DCP Midstream Operating LP, 5.6%, 4/1/44	165,590
210,000		Ferrellgas LP, 6.75%, 1/15/22	186,375
			$419,661
		Independent Power Producers & Energy Traders - 1.5%
50,000		AES Corp. Virginia, 5.5%, 3/15/24	$48,875
200,000		Calpine Corp., 5.375%, 1/15/23	193,876
275,000		NRG Energy, Inc., 6.25%, 5/1/24	252,312
450,000		NRG Energy, Inc., 6.625%, 3/15/23	419,764
60,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	48,600
			$963,427
		Total Utilities	$2,050,526
		TOTAL CORPORATE BONDS
		(Cost $47,012,884)	$43,494,581

		U.S. GOVERNMENT AND AGENCY OBLIGATION - 4.4%
2,900,000		U.S. Treasury Bills, 4/28/16 (c)	$2,899,619
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $2,899,573)	$2,899,619

		SENIOR FLOATING RATE LOAN INTERESTS - 2.8%**
		Energy - 0.1%
		Oil & Gas Drilling - 0.1%
169,390	7.50	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	$87,236
		Total Energy	$87,236
		Capital Goods - 0.3%
		Building Products - 0.3%
155,000	6.00	Builders FirstSource, Inc., Initial Term Loan, 7/24/22	$154,080
		Industrial Conglomerates - 0.0%+
20,213	8.25	Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21	$19,347
		Total Capital Goods	$173,427
		Commercial Services & Supplies - 0.1%
		Security & Alarm Services - 0.1%
83,068	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$78,741
		Total Commercial Services & Supplies	$78,741
		Automobiles & Components - 0.7%
		Auto Parts & Equipment - 0.4%
246,209	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	$244,978
		Automobile Manufacturers - 0.3%
218,194	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$218,408
		Total Automobiles & Components	$463,386
		Consumer Services - 0.1%
		Restaurants - 0.1%
79,052	4.00	Landry's, Inc., B Term Loan, 4/24/18	$78,874
		Total Consumer Services	$78,874
		Media - 0.3%
		Broadcasting - 0.1%
38,758	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20	$38,426
		Cable & Satellite - 0.2%
17,500	0.00	Charter Communications Operating Co., LLC, Bridge Loan, 5/26/16	$17,500
107,500	0.00	Charter Communications Operating Co., LLC, Bridge Loan, 5/26/16	107,500
			$125,000
		Total Media	$163,426
		Food & Staples Retailing - 0.3%
		Food Distributors - 0.3%
3,062	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$3,067
280,000	8.25	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	201,600
			$204,667
		Total Food & Staples Retailing	$204,667
		Health Care Equipment & Services - 0.1%
		Health Care Services - 0.1%
25,311	6.50	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21	$25,374
32,943	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	29,731
30,198	6.50	BioScrip, Inc., Term Loan, 7/31/20	27,253
			$82,358
		Total Health Care Equipment & Services	$82,358
		Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
		Biotechnology - 0.4%
286,139	7.00	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22	$250,372
		Total Pharmaceuticals, Biotechnology & Life Sciences	$250,372
		Diversified Financials - 0.3%
		Investment Banking & Brokerage - 0.3%
165,000	8.63	Concentra, Inc., Initial Term Loan (Second Lien), 4/8/23	$161,799
		Total Diversified Financials	$161,799
		Software & Services - 0.1%
		Application Software - 0.1%
20,474	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$20,115
47,774	4.25	Vertafore, Inc., Term Loan 2013, 10/3/19	47,727
			$67,842
		Total Software & Services	$67,842
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $2,009,641)	$1,812,128
Shares
		RIGHTS / WARRANTS - 0.0%+
		Health Care Equipment & Services - 0.0%+
		Health Care Services - 0.0%+
80		Bioscrip, Inc., Warrants (Class A) 9/9/15	$-
80		Bioscrip, Inc., Warrants (Class B) 9/9/15	-
			$-
		Total Health Care Equipment & Services	$-
		TOTAL RIGHTS / WARRANTS
		(Cost $0)	$-

		TOTAL INVESTMENT IN SECURITIES - 94.9%
		(Cost $65,012,863) (a)	$61,810,966

		OTHER ASSETS & LIABILITIES - 5.1%	$3,348,405

		TOTAL NET ASSETS - 100.0%	$65,159,371

+		Amount rounds to less than 0.1%

*		Non-income producing security.

REMICS		Real Estate Mortgage Investment Conduits

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2016, the value of these securities amounted to $18,495,522 or 28.4% of total net assets.

(Cat Bond)		Catastrophe or event-linked bond. At March 31, 2016, the value of these securities amounted to $752,650 or 1.2% of total net assets.

(Perpetual)		Security with no stated maturity date.

(PIK)		Represents a pay-in-kind security.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT		Real Estate Investment Trust.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At March 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $65,012,863 was as follows:

		Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,423,934

		Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,625,831)

		Net unrealized depreciation	($3,201,897)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Rate to be determined.

(e)		Security is in default and is non-income producing.

(f)		Structured reinsurance investment. At March 31, 2016, the value of these securities amounted to $84,900 or 0.1% of total net assets.

	CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Exchange	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid	Net Unrealized Appreciation
	1,829,420	Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	B+	12/20/19	$ 108,936	$ 15,248
	850,000	Chicago Mercentile Exchange	Markit CDX North America High Yield Index	5.00%	B+	12/20/20	6,430	18,434
							$ 115,366	$ 33,682
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Portfolio's investments:

				Level 1	Level 2	Level 3	Total
			Convertible Corporate Bonds	$ -	$ 8,082,344	$ -	$ 8,082,344
			Preferred Stocks	253,678	-	-	253,678
			Convertible Preferred Stocks
			Consumer Durables & Apparel
			Home Furnishings	-	456,250	-	456,250
			Health Care Equipment & Services
			Health Care Services	-	-	2,311	2,311
			Health Care Facilities	-	48,654	-	48,654
			All Other Convertible Preferred Stocks	412,528	-	-	412,528
			Common Stocks	3,395,628	-	-	3,395,628
			Collateralized Mortgage Obligations	-	953,245	-	953,245
			Corporate Bonds
			Insurance
			Reinsurance	-	752,650	84,900	837,550
			All Other Corporate Bonds	-	42,657,031	-	42,657,031
			U.S. Government and Agency Obligation	-	2,899,619	-	2,899,619
			Senior Floating Rate Loan Interests	-	1,812,128	-	1,812,128
			Rights/Warrants	-	-	-	-
			Total	$ 4,061,834	$ 57,661,921	$ 87,211	$ 61,810,966

			Other Financial Instruments
			Unrealized depreciation on futures contracts	$ (21,645)	$ -	$ -	$ (21,645)
			Unrealized appreciation on centrally cleared swap contracts	-	33,682	-	$ 33,682
			Total Other Financial Instruments	$ (21,645)	$ 33,682	$ -	$ 12,037

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
				Convertible Preferred Stocks	Corporate Bonds	Total

			Balance as of 12/31/15	$ 2,118	$ 78,036	$ 80,154
			Realized gain (loss)1	-	-	-
			Change in unrealized appreciation (depreciation)2	193	(73,136)	(72,943)
			Purchases	-	80,000	80,000
			Sales	-	-	-
			Transfers in to Level 3*	-	-	-
			Transfers out of Level 3*	-	-	-
			Balance as of 3/31/16	$ 2,311	$ 84,900	$ 87,211

		1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

		2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

		*	Transfers are calculated on the beginning of period values. During the period ended March 31, 2016, there were
			no transters between Levels 1, 2 and 3.

			Net change in unrealized appreciation (depreciation) of investments
			still held as of 3/31/16	$ (72,943)

		Pioneer Emerging Markets VCT Portfolio
		Schedule of Investments 3/31/16 (unaudited)

	Shares		Value
		PREFERRED STOCKS - 2.1%
		Technology Hardware & Equipment - 2.1%
		Technology Hardware, Storage & Peripherals- 2.1%
	660	Samsung Electronics Co, Ltd.	$637,738
		Total Technology Hardware & Equipment	$637,738
		TOTAL PREFERRED STOCKS
		(Cost $680,658)	$637,738

		COMMON STOCKS - 96.7%
		Energy - 9.7%
		Oil & Gas Equipment & Services - 4.9%
	50	Dayang Enterprise Holdings Bhd	$16
	491,101	TMK PAO (G.D.R.)	1,482,429
			$1,482,445
		Integrated Oil & Gas - 1.8%
	818,000	China Petroleum & Chemical Corp.	$533,057
		Oil & Gas Refining & Marketing - 2.7%
	7,169,945	KenolKobil, Ltd. Group	$805,554
		Coal & Consumable Fuels - 0.3%
	18,962	Coal India, Ltd.	$83,545
		Total Energy	$2,904,601
		Materials - 4.1%
		Diversified Metals & Mining - 4.1%
	5,484,000	MMG, Ltd. *	$1,222,996
		Steel - 0.0% †
	2	POSCO	$380
		Total Materials	$1,223,376
		Capital Goods - 2.6%
		Construction & Engineering - 2.6%
	1,444,000	Beijing Urban Construction Design & Development Group Co, Ltd.	$783,331
		Total Capital Goods	$783,331
		Transportation - 4.5%
		Air Freight & Logistics - 1.1%
	733,000	Sinotrans, Ltd.	$320,300
		Airlines - 3.4%
	3,038,072	Air Arabia PJSC	$1,016,293
		Total Transportation	$1,336,593
		Automobiles & Components - 8.0%
		Auto Parts & Equipment - 4.2%
	103,200	Fuyao Glass Industry Group Co, Ltd.	$249,568
	216,867	Tupy SA	997,826
			$1,247,394
		Automobile Manufacturers - 3.8%
	258,719	Tata Motors, Ltd.	$1,147,200
		Total Automobiles & Components	$2,394,594
		Consumer Durables & Apparel - 4.6%
		Leisure Products - 4.6%
	2,549,000	Goodbaby International Holdings, Ltd.	$1,373,502
		Total Consumer Durables & Apparel	$1,373,502
		Consumer Services - 0.0% †
		Casinos & Gaming - 0.0% †
	1,339	NagaCorp, Ltd.	$858
		Total Consumer Services	$858
		Media - 3.5%
		Broadcasting - 1.1%
	56,689	Grupo Televisa SAB	$311,954
		Cable & Satellite - 2.4%
	5,149	Naspers, Ltd.	$717,570
		Total Media	$1,029,524
		Food & Staples Retailing - 0.9%
		Hypermarkets & Super Centers - 0.9%
	114,949	Wal-Mart de Mexico SAB de CV	$272,388
		Total Food & Staples Retailing	$272,388
		Food, Beverage & Tobacco - 4.9%
		Packaged Foods & Meats - 4.4%
	315,141	Flour Mills of Nigeria Plc	$30,670
	704,903	Marfrig Global Foods SA *	1,275,709
			$1,306,379
		Tobacco - 0.5%
	31,366	ITC, Ltd.	$155,016
		Total Food, Beverage & Tobacco	$1,461,395
		Banks - 21.8%
		Diversified Banks - 21.8%
	32	Banco Santander Brasil SA (A.D.R.)	$149
	262,000	China Construction Bank Corp.	167,256
	810,880	Eurobank Ergasias SA	719,511
	47,707	Grupo Financiero Banorte SAB de CV	270,625
	5,008	HDFC Bank, Ltd. (A.D.R.)	308,643
	36,810	ICICI Bank, Ltd.	131,987
	559,000	Industrial & Commercial Bank of China, Ltd.	312,881
	8,281	KB Financial Group, Inc.	230,259
	775	Mega Financial Holding Co., Ltd.	551
	1,158,957	Philippine National Bank *	1,324,150
	3,301,751	Piraeus Bank SA	849,721
	10,819	Shinhan Financial Group Co., Ltd.	381,092
	51,600	TBC Bank JSC (G.D.R.) *	541,253
	54,763,686	United Bank for Africa Plc	864,073
	7,068,208	Zenith Bank Plc	382,283
			$6,484,434
		Total Banks	$6,484,434
		Diversified Financials - 0.0% †
		Consumer Finance - 0.0% †
	427	Credito Real SAB de CV SOFOM ER	$904
		Total Diversified Financials	$904
		Insurance - 2.8%
		Life & Health Insurance - 2.8%
	123,000	Ping An Insurance Group Co. of China, Ltd.	$588,639
	2,537	Samsung Life Insurance Co, Ltd.	260,274
			$848,913
		Total Insurance	$848,913
		Software & Services - 14.3%
		Internet Software & Services - 10.6%
	1,485	Baidu, Inc. (A.D.R.) *	$283,457
	147,088	ChinaCache International Holdings, Ltd. (A.D.R.) *	1,160,524
	36,500	Tencent Holdings, Ltd.	745,649
	37,891	Weibo Corp. (A.D.R.)	680,143
	18,886	Yandex NV *	289,334
			$3,159,107
		IT Consulting & Other Services - 3.7%
	11,337,000	China ITS Holdings Co., Ltd.	$862,512
	6,564	Tata Consultancy Services, Ltd.	250,599
			$1,113,111
		Total Software & Services	$4,272,218
		Technology Hardware & Equipment - 0.4%
		Electronic Manufacturing Services - 0.4%
	40,255	Hon Hai Precision Industry Co., Ltd.	$105,339
		Total Technology Hardware & Equipment	$105,339
		Semiconductors & Semiconductor Equipment - 3.7%
		Semiconductors - 3.7%
	219,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,094,487
		Total Semiconductors & Semiconductor Equipment	$1,094,487
		Telecommunication Services - 9.6%
		Wireless Telecommunication Services - 9.6%
	930,927	Global Telecom Holding SAE (G.D.R.) *	$1,513,705
	602,413	Tim Participacoes SA	1,343,884
			$2,857,589
		Total Telecommunication Services	$2,857,589
		Utilities - 1.3%
		Electric Utilities - 1.3%
	7,432	Korea Electric Power Corp. *	$389,782
		Total Utilities	$389,782
		TOTAL COMMON STOCKS
		(Cost $33,860,196)	$28,833,828
	Principal Amount ($)
		CORPORATE BONDS - 0.1%
		Household & Personal Products - 0.1%
		Personal Products - 0.1%
BRL	136,000	Hypermarcas SA,, 11.3%, 10/15/18 (c)	$14,808
		Total Household & Personal Products	$14,808
		TOTAL CORPORATE BONDS
		(Cost $49,580)	$14,808
	Shares
		RIGHTS / WARRANTS - 0.0% †
		Food, Beverage & Tobacco - 0.0% †
		Packaged Foods & Meats - 0.0% †
	131,308	Flour Mills of Nigeria Plc, 12/31/49 (c)	$-
		Total Food, Beverage & Tobacco	$-
		TOTAL RIGHTS / WARRANTS
		(Cost $0)	$-

		TOTAL INVESTMENT IN SECURITIES - 98.9%
		(Cost $34,590,433) (a)	$29,486,374
		OTHER ASSETS & LIABILITIES - 1.1%	$321,506
		TOTAL NET ASSETS - 100.0%	$29,807,880

	†	Amount rounds to less than 0.1%.

	*	Non-income producing security.

	(A.D.R.)	American Depositary Receipts.

	(G.D.R.)	Global Depositary Receipts.

	(a)	At March 31, 2016, the net unrealized depreciation on investments based on
		cost for federal income tax purposes of $35,021,384 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$1,544,683

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(7,079,694)

		Net unrealized depreciation	$(5,535,011)

	(b)	Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:
		China	27.3
		Brazil	12.3
		India	7.0
		South Korea	6.5
		Greece	5.3
		Egypt	5.1
		Russia	5.0
		Philippines	4.5
		Nigeria	4.3
		Hong Kong	4.1
		Taiwan	4.1
		United Arab Emirates	3.5
		Mexico	2.9
		Kenya	2.7
		South Africa	2.4
		Republic of Georgia	1.9
		Netherlands	1.1
			100.0
	(c)	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

	NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	BRL	Brazilian Real

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Preferred Stock	$ -	$ 637,738	$ -	$ 637,738
	Common Stocks
	Automobiles & Components
	Auto Parts & Equipment	997,826	249,568	-	1,247,394
	Media
	Broadcasting	311,954	-	-	311,954
	Food & Staples Retailing
	Hypermarkets & Super Centers	272,388	-	-	272,388
	Food, Beverage & Tobacco
	Packaged Foods & Meats	1,275,709	30,670	-	1,306,379
	Banks
	Diversified Banks	579,417	5,905,017	-	6,484,434
	Diversified Financials
	Consumer Finance	904	-	-	904
	Software & Services
	Internet Software & Services	2,413,458	745,649	-	3,159,107
	Telecommunication Services
	Wireless Telecommunication Services	1,343,884	1,513,705	-	2,857,589
	All Other Common Stocks	-	13,193,679	-	13,193,679
	Corporate Bonds	-	-	14,808	14,808
	Rights/Warrants	-	-	-	-
	Total	$ 7,195,540	$ 22,276,026	$ 14,808	$ 29,486,374
	Other Financial Instruments
	Unrealized appreciation on forward foreign currency contracts	$ -	$ 122,237	$ -	$ 122,237
	Unrealized depreciation on forward foreign currency contracts	-	(329,224)	-	(329,224)
	Unrealized depreciation on futures contracts	(19,286)	-	-	(19,286)
	Total Other Financial Instruments	$ (19,286)	$ (206,987)	$ -	$ (226,273)

*	Security is valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):		Corporate Bonds	Warrants		Total

	Balance as of 12/31/15	$ 12,982	$ -	**	$ 12,982
	Realized gain (loss)1	-	-		-
	Change in unrealized appreciation (depreciation)2	-	-		-
	Net purchases	-	-		-
	Net sales	-	-		-
	Transfers in to Level 3 *	-	-		-
	Transfers out of Level 3 *	-	-		-
	Balance as of 3/31/16	$ 12,982	$ -	**	$ 12,982

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3.

**	Security is valued at $0.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 3/31/16	$ -

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 3/31/16 (unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	Energy - 8.8%
	Oil & Gas Drilling - 1.3%
62,247	Helmerich & Payne, Inc.	$3,655,144
	Oil & Gas Equipment & Services - 0.4%
76,554	Frank's International NV	$1,261,610
	Integrated Oil & Gas - 3.2%
54,657	Chevron Corp.	$5,214,278
5,386	Exxon Mobil Corp.	450,216
50,766	Occidental Petroleum Corp.	3,473,917
		$9,138,411
	Oil & Gas Exploration & Production - 1.3%
80,721	Anadarko Petroleum Corp.	$3,759,177
4,752	California Resources Corp.	4,895
		$3,764,072
	Oil & Gas Refining & Marketing - 2.6%
77,877	Marathon Petroleum Corp.	$2,895,467
50,190	Phillips 66	4,345,952
		$7,241,419
	Total Energy	$25,060,656
	Materials - 10.8%
	Diversified Chemicals - 1.1%
24,066	EI du Pont de Nemours & Co.	$1,523,859
31,490	The Dow Chemical Co.	1,601,581
		$3,125,440
	Fertilizers & Agricultural Chemicals - 2.1%
72,069	Syngenta AG (A.D.R.)	$5,968,755
	Specialty Chemicals - 6.5%
20,721	Celanese Corp.	$1,357,226
840	Givaudan SA	1,650,336
34,939	Johnson Matthey Plc	1,378,361
131,248	The Valspar Corp.	14,046,159
		$18,432,082
	Diversified Metals & Mining - 1.1%
43,794	Compass Minerals International, Inc.	$3,103,243
	Total Materials	$30,629,520
	Capital Goods - 5.9%
	Aerospace & Defense - 0.8%
18,360	Raytheon Co.	$2,251,487
	Industrial Conglomerates - 2.1%
188,002	General Electric Co.	$5,976,584
	Industrial Machinery - 2.4%
67,480	Ingersoll-Rand Plc	$4,184,435
95,518	The Gorman-Rupp Co.	2,476,782
		$6,661,217
	Trading Companies & Distributors - 0.6%
31,936	Wolseley Plc	$1,808,568
	Total Capital Goods	$16,697,856
	Commercial Services & Supplies - 2.3%
	Office Services & Supplies - 0.6%
35,431	MSA Safety, Inc.	$1,713,089
	Diversified Support Services - 1.4%
53,103	G&K Services, Inc.	$3,889,795
	Human Resource & Employment Services - 0.3%
16,493	Randstad Holding NV	$915,043
	Total Commercial Services & Supplies	$6,517,927
	Transportation - 1.1%
	Railroads - 1.1%
19,985	Norfolk Southern Corp.	$1,663,751
17,471	Union Pacific Corp.	1,389,818
		$3,053,569
	Total Transportation	$3,053,569
	Automobiles & Components - 0.5%
	Automobile Manufacturers - 0.5%
42,670	General Motors Co.	$1,341,118
	Total Automobiles & Components	$1,341,118
	Consumer Durables & Apparel - 0.6%
	Household Appliances - 0.6%
66,127	Electrolux AB	$1,739,884
	Total Consumer Durables & Apparel	$1,739,884
	Consumer Services - 4.7%
	Hotels, Resorts & Cruise Lines - 1.7%
107,164	InterContinental Hotels Group Plc	$4,423,340
11,620	InterContinental Hotels Group Plc (A.D.R.)	479,557
		$4,902,897
	Leisure Facilities - 2.3%
107,389	Cedar Fair LP	$6,384,276
	Restaurants - 0.7%
8,842	Cracker Barrel Old Country Store, Inc.	$1,349,908
5,318	McDonald's Corp.	668,366
		$2,018,274
	Total Consumer Services	$13,305,447
	Media - 3.4%
	Broadcasting - 1.6%
51,565	CBS Corp. (Class B)	$2,840,716
23,930	Scripps Networks Interactive, Inc.	1,567,415
		$4,408,131
	Movies & Entertainment - 1.1%
91,416	Regal Entertainment Group	$1,932,534
18,302	Time Warner, Inc.	1,327,810
		$3,260,344
	Publishing - 0.7%
15,281	John Wiley & Sons, Inc. (Class A)	$747,088
24,818	Meredith Corp.	1,178,855
		$1,925,943
	Total Media	$9,594,418
	Food, Beverage & Tobacco - 14.3%
	Soft Drinks - 3.0%
64,757	Dr. Pepper Snapple Group, Inc.	$5,790,571
58,770	The Coca-Cola Co.	2,726,340
		$8,516,911
	Packaged Foods & Meats - 11.3%
5,216	Calavo Growers, Inc.	$297,625
81,148	Campbell Soup Co.	5,176,431
9,398	ConAgra Foods, Inc.	419,339
31,893	General Mills, Inc.	2,020,422
13,424	John B Sanfilippo & Son, Inc.	927,464
61,608	Kellogg Co.	4,716,092
17,717	McCormick & Co., Inc.	1,762,487
40,580	Mead Johnson Nutrition Co.	3,448,083
140,422	Mondelez International, Inc.	5,633,731
95,081	Pinnacle Foods, Inc.	4,248,219
36,425	The Hershey Co.	3,354,378
		$32,004,271
	Total Food, Beverage & Tobacco	$40,521,182
	Household & Personal Products - 1.1%
	Household Products - 1.1%
23,692	The Clorox Co.	$2,986,614
	Total Household & Personal Products	$2,986,614
	Health Care Equipment & Services - 4.9%
	Health Care Equipment - 3.6%
21,735	Abbott Laboratories	$909,175
41,696	Becton Dickinson and Co.	6,330,287
188,278	Smith & Nephew Plc	3,107,490
		$10,346,952
	Health Care Distributors - 1.3%
89,333	Owens & Minor, Inc.	$3,610,840
	Total Health Care Equipment & Services	$13,957,792
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
	Biotechnology - 0.3%
20,123	Baxalta, Inc.	$812,969
	Pharmaceuticals - 6.7%
56,832	AstraZeneca Plc (A.D.R.)	$1,600,389
25,916	Eli Lilly & Co.	1,866,211
90,455	GlaxoSmithKline Plc (A.D.R.)	3,667,950
28,657	Johnson & Johnson	3,100,687
93,216	Merck & Co., Inc.	4,932,059
87,225	Zoetis, Inc.	3,866,684
		$19,033,980
	Total Pharmaceuticals, Biotechnology & Life Sciences	$19,846,949
	Banks - 3.8%
	Diversified Banks - 3.3%
162,345	Bank of America Corp.	$2,194,904
74,053	US Bancorp	3,005,811
84,317	Wells Fargo & Co.	4,077,570
		$9,278,285
	Regional Banks - 0.5%
16,897	The PNC Financial Services Group, Inc.	$1,428,979
	Total Banks	$10,707,264
	Diversified Financials - 3.5%
	Consumer Finance - 0.8%
39,447	American Express Co.	$2,422,046
	Asset Management & Custody Banks - 2.0%
10,925	Northern Trust Corp.	$711,982
83,531	State Street Corp.	4,888,234
		$5,600,216
	Investment Banking & Brokerage - 0.7%
78,792	Morgan Stanley Co.	$1,970,588
	Total Diversified Financials	$9,992,850
	Insurance - 5.9%
	Life & Health Insurance - 1.1%
78,279	Lincoln National Corp.	$3,068,537
	Multi-line Insurance - 1.0%
62,678	The Hartford Financial Services Group, Inc.	$2,888,202
	Property & Casualty Insurance - 3.8%
36,934	Chubb, Ltd.	$4,400,686
49,094	The Progressive Corp.	1,725,163
40,816	The Travelers Companies, Inc.	4,763,635
		$10,889,484
	Total Insurance	$16,846,223
	Real Estate - 2.9%
	Hotel & Resort REIT - 0.2%
25,753	Chesapeake Lodging Trust	$681,424
	Office REIT - 0.9%
27,079	Alexandria Real Estate Equities, Inc.	$2,461,210
	Residential REIT - 0.7%
23,833	Camden Property Trust	$2,004,117
	Retail REIT - 0.6%
60,963	Kimco Realty Corp.	$1,754,515
	Specialized REIT - 0.5%
65,686	Outfront Media, Inc.	$1,385,975
	Total Real Estate	$8,287,241
	Software & Services - 0.8%
	IT Consulting & Other Services - 0.8%
19,098	Accenture Plc	$2,203,909
	Total Software & Services	$2,203,909
	Technology Hardware & Equipment - 0.5%
	Communications Equipment - 0.5%
49,706	Cisco Systems, Inc.	$1,415,130
	Total Technology Hardware & Equipment	$1,415,130
	Semiconductors & Semiconductor Equipment - 4.5%
	Semiconductor Equipment - 0.2%
14,767	Cabot Microelectronics Corp.	$604,118
	Semiconductors - 4.3%
19,537	Intel Corp.	$632,022
51,216	Linear Technology Corp.	2,282,185
96,019	Microchip Technology, Inc.	4,628,116
131,499	NVIDIA Corp.	4,685,309
		$12,227,632
	Total Semiconductors & Semiconductor Equipment	$12,831,750
	Telecommunication Services - 0.8%
	Integrated Telecommunication Services - 0.8%
45,321	AT&T, Inc.	$1,775,224
8,144	Verizon Communications, Inc.	440,428
		$2,215,652
	Total Telecommunication Services	$2,215,652
	Utilities - 11.3%
	Electric Utilities - 4.4%
65,584	American Electric Power Co., Inc.	$4,354,778
63,805	Eversource Energy	3,722,384
16,890	NextEra Energy, Inc.	1,998,763
50,460	Westar Energy, Inc.	2,503,321
		$12,579,246
	Gas Utilities - 1.5%
83,627	National Fuel Gas Co.	$4,185,531
	Multi-Utilities - 5.4%
80,905	Alliant Energy Corp.	$6,009,623
90,921	Ameren Corp.	4,555,142
62,219	Consolidated Edison, Inc.	4,767,220
		$15,331,985
	Total Utilities	$32,096,762
	TOTAL COMMON STOCKS
	(Cost $228,809,078)	$281,849,713

	TOTAL INVESTMENT IN SECURITIES - 99.4%
	(Cost $228,809,078) (a)	$281,849,713

	OTHER ASSETS & LIABILITIES - 0.6%	$1,595,552

	TOTAL NET ASSETS - 100.0%	$283,445,265

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(A.D.R.)	American Depositary Receipts.

(a)	At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $228,809,078 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$$61,742,456

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,701,821)

	Net unrealized appreciation	$$53,040,635

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Portfolio’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$281,849,713	$-	$-	$281,849,713
Total	$281,849,713	$-	$-	$281,849,713

During the period ended March 31, 2016 there were no transfers between Levels 1, 2 and 3.

	Pioneer Real Estate Shares VCT Portfolio
	Schedule of Investments 3/31/16 (unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Consumer Services - 2.6%
	Hotels, Resorts & Cruise Lines - 2.6%
36,400	Extended Stay America, Inc.	$593,320
23,900	Hilton Worldwide Holdings, Inc.	538,228
		$1,131,548
	Total Consumer Services	$1,131,548
	Real Estate - 95.9%
	Diversified REIT - 8.3%
17,500	American Assets Trust, Inc.	$698,600
27,300	Empire State Realty Trust, Inc. *	478,569
42,100	Forest City Enterprises LP *	887,889
103,400	Gramercy Property Trust	873,730
22,300	STORE Capital Corp.	577,124
		$3,515,912
	Industrial REIT - 6.6%
47,400	Prologis, Inc.	$2,094,132
39,800	Rexford Industrial Realty, Inc. *	722,768
		$2,816,900
	Hotel & Resort REIT - 3.8%
18,700	Chatham Lodging Trust	$400,741
47,800	Host Hotels & Resorts, Inc.	798,260
18,900	RLJ Lodging Trust	432,432
		$1,631,433
	Office REIT - 11.6%
17,300	Boston Properties, Inc.	$2,198,484
15,800	Douglas Emmett, Inc.	475,738
42,200	Paramount Group, Inc.	673,090
58,300	Piedmont Office Realty Trust, Inc.	1,184,073
4,100	Vornado Realty Trust	387,163
		$4,918,548
	Health Care REIT - 9.2%
30,700	Ventas, Inc.	$1,932,872
28,400	Welltower, Inc.	1,969,256
		$3,902,128
	Residential REIT - 18.9%
14,300	American Campus Communities, Inc.	$673,387
24,600	American Homes 4 Rent *	391,140
12,100	AvalonBay Communities, Inc.	2,301,420
13,400	Camden Property Trust	1,126,806
10,800	Equity LifeStyle Properties, Inc.	785,484
36,700	Equity Residential Property Trust, Inc.	2,753,601
		$8,031,838
	Retail REIT - 24.0%
19,800	Acadia Realty Trust	$695,574
38,200	DDR Corp.	679,578
7,100	Federal Realty Investment Trust	1,107,955
22,900	Retail Opportunity Investments Corp.	460,748
1,900	Retail Properties of America, Inc.	30,115
20,000	Simon Property Group, Inc.	4,153,800
18,100	Tanger Factory Outlet Centers, Inc.	658,659
22,600	Taubman Centers, Inc.	1,609,798
10,100	The Macerich Co.	800,324
		$10,196,551
	Specialized REIT - 12.3%
37,300	CubeSmart	$1,242,090
27,400	DuPont Fabros Technology, Inc.	1,110,522
10,500	Public Storage, Inc.	2,896,215
		$5,248,827
	Diversified Real Estate Activities - 1.2%
13,700	Alexander & Baldwin, Inc. *	$502,516
	Total Real Estate	$40,764,653
	TOTAL COMMON STOCKS
	(Cost $21,383,974)	$41,896,201

	TOTAL INVESTMENT IN SECURITIES - 98.5%
	(Cost $21,383,974) (a)	$41,896,201

	OTHER ASSETS & LIABILITIES - 1.5%	$620,059

	TOTAL NET ASSETS - 100.0%	$42,516,260

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $21,383,974 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$$20,838,600

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(326,373)

	Net unrealized appreciation	$$20,512,227

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Portfolio’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,896,201	$-	$-	$41,896,201
Total	$41,896,201	$-	$-	$41,896,201

During the period ended March 31, 2016 there were no transfers between Levels 1, 2 and 3.

	Pioneer Fund VCT Portfolio
	Schedule of Investments 3/31/16 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Energy - 6.3%
	Oil & Gas Equipment & Services - 1.1%
21,600	Schlumberger, Ltd.	$1,593,000
	Integrated Oil & Gas - 3.8%
57,100	Chevron Corp.	$5,447,340
	Oil & Gas Exploration & Production - 1.0%
19,000	EOG Resources, Inc.	$1,379,020
	Oil & Gas Refining & Marketing - 0.4%
6,100	Phillips 66	$528,199
	Total Energy	$8,947,559
	Materials - 3.5%
	Diversified Chemicals - 1.8%
48,800	The Dow Chemical Co.	$2,481,968
	Specialty Chemicals - 1.7%
15,100	Ecolab, Inc.	$1,683,952
6,562	The Valspar Corp.	702,265
		$2,386,217
	Total Materials	$4,868,185
	Capital Goods - 7.1%
	Aerospace & Defense - 0.5%
6,500	Honeywell International, Inc.	$728,325
	Industrial Conglomerates - 3.6%
161,500	General Electric Co.	$5,134,085
	Construction & Farm Machinery & Heavy Trucks - 0.5%
11,600	PACCAR, Inc.	$634,404
	Industrial Machinery - 2.5%
21,200	Illinois Tool Works, Inc.	$2,171,728
20,800	Ingersoll-Rand Plc	1,289,808
		$3,461,536
	Total Capital Goods	$9,958,350
	Transportation - 1.7%
	Railroads - 1.7%
30,600	Union Pacific Corp.	$2,434,230
	Total Transportation	$2,434,230
	Media - 4.0%
	Broadcasting - 1.9%
41,000	Scripps Networks Interactive, Inc.	$2,685,500
	Movies & Entertainment - 1.8%
25,500	The Walt Disney Co.	$2,532,405
	Publishing - 0.3%
8,000	John Wiley & Sons, Inc. (Class A)	$391,120
	Total Media	$5,609,025
	Retailing - 8.1%
	General Merchandise Stores - 1.8%
30,000	Dollar General Corp.	$2,568,000
	Apparel Retail - 2.5%
15,800	Ross Stores, Inc.	$914,820
33,300	The TJX Companies, Inc.	2,609,055
		$3,523,875
	Home Improvement Retail - 3.2%
33,200	The Home Depot, Inc.	$4,429,876
	Specialty Stores - 0.6%
11,402	Tiffany & Co.	$836,679
	Total Retailing	$11,358,430
	Food & Staples Retailing - 3.0%
	Drug Retail - 3.0%
40,400	CVS Health Corp.	$4,190,692
	Total Food & Staples Retailing	$4,190,692
	Food, Beverage & Tobacco - 7.6%
	Soft Drinks - 3.3%
12,600	Dr. Pepper Snapple Group, Inc.	$1,126,692
76,445	The Coca-Cola Co.	3,546,284
		$4,672,976
	Packaged Foods & Meats - 4.3%
34,400	Campbell Soup Co.	$2,194,376
32,300	General Mills, Inc.	2,046,205
19,600	The Hershey Co.	1,804,964
		$6,045,545
	Total Food, Beverage & Tobacco	$10,718,521
	Household & Personal Products - 0.6%
	Household Products - 0.6%
6,700	The Clorox Co.	$844,602
	Total Household & Personal Products	$844,602
	Health Care Equipment & Services - 6.1%
	Health Care Equipment - 5.0%
22,100	Abbott Laboratories	$924,443
13,500	Becton Dickinson and Co.	2,049,570
5,200	CR Bard, Inc.	1,053,884
40,732	Medtronic PLC	3,054,900
		$7,082,797
	Managed Health Care - 1.1%
13,200	Aetna, Inc.	$1,483,020
	Total Health Care Equipment & Services	$8,565,817
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
	Biotechnology - 2.5%
20,300	AbbVie, Inc.	$1,159,536
5,300	Baxalta, Inc.	214,120
21,337	Celgene Corp. *	2,135,620
		$3,509,276
	Pharmaceuticals - 5.8%
13,109	Eli Lilly & Co.	$943,979
165,700	Pfizer, Inc.	4,911,348
52,500	Zoetis, Inc.	2,327,325
		$8,182,652
	Life Sciences Tools & Services - 1.2%
12,378	Thermo Fisher Scientific, Inc.	$1,752,601
	Total Pharmaceuticals, Biotechnology & Life Sciences	$13,444,529
	Banks - 6.4%
	Diversified Banks - 4.8%
74,700	US Bancorp	$3,032,073
78,200	Wells Fargo & Co.	3,781,752
		$6,813,825
	Regional Banks - 1.6%
26,600	The PNC Financial Services Group, Inc.	$2,249,562
	Total Banks	$9,063,387
	Diversified Financials - 2.2%
	Asset Management & Custody Banks - 0.4%
9,600	State Street Corp.	$561,792
	Investment Banking & Brokerage - 1.8%
16,100	The Goldman Sachs Group, Inc.	$2,527,378
	Total Diversified Financials	$3,089,170
	Insurance - 5.9%
	Multi-line Insurance - 3.0%
90,300	The Hartford Financial Services Group, Inc.	$4,161,024
	Property & Casualty Insurance - 2.9%
20,600	Chubb, Ltd.	$2,454,490
14,500	The Travelers Companies, Inc.	1,692,295
		$4,146,785
	Total Insurance	$8,307,809
	Software & Services - 17.6%
	Internet Software & Services - 7.2%
6,785	Alphabet, Inc. (Class A)	$5,176,276
1,475	Alphabet, Inc. (Class C)	1,098,801
53,200	eBay, Inc. *	1,269,352
22,211	Facebook, Inc. *	2,534,275
		$10,078,704
	Data Processing & Outsourced Services - 3.6%
17,600	Automatic Data Processing, Inc.	$1,578,896
13,100	Fiserv, Inc. *	1,343,798
28,600	Visa, Inc.	2,187,328
		$5,110,022
	Systems Software - 6.8%
17,990	Check Point Software Technologies, Ltd. *	$1,573,585
125,000	Microsoft Corp.	6,903,751
25,800	Oracle Corp.	1,055,478
		$9,532,814
	Total Software & Services	$24,721,540
	Technology Hardware & Equipment - 3.3%
	Computer Storage & Peripherals - 3.3%
42,100	Apple, Inc.	$4,588,479
	Total Technology Hardware & Equipment	$4,588,479
	Semiconductors & Semiconductor Equipment - 1.6%
	Semiconductors - 1.6%
37,200	Analog Devices, Inc.	$2,201,868
	Total Semiconductors & Semiconductor Equipment	$2,201,868
	Telecommunication Services - 1.2%
	Integrated Telecommunication Services - 1.2%
42,800	AT&T, Inc.	$1,676,476
	Total Telecommunication Services	$1,676,476
	Utilities - 3.8%
	Electric Utilities - 3.8%
81,700	American Electric Power Co., Inc.	$5,424,880
	Total Utilities	$5,424,880
	TOTAL COMMON STOCKS
	(Cost $100,307,578)	$140,013,549

	TOTAL INVESTMENT IN SECURITIES - 99.5%
	(Cost $100,307,578) (a)	$140,013,549
	OTHER ASSETS & LIABILITIES - 0.5%	$767,954
	TOTAL NET ASSETS - 100.0%	$140,781,503

*	Non-income producing security.

(a)	At March 31, 2016, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $100,526,508 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$40,274,584

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(787,543)

	Net unrealized appreciation	$39,487,041

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2016, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$140,013,549	$-	$-	$140,013,549
Total	$140,013,549	$-	$-	$140,013,549

During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3.

	Pioneer Mid Cap Value VCT Portfolio
	Schedule of Investments 3/31/16 (unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Energy - 7.4%
	Oil & Gas Equipment & Services - 1.4%
72,758	Cameron International Corp. *	$4,878,424
	Oil & Gas Exploration & Production - 6.0%
149,905	Cabot Oil & Gas Corp.	$3,404,343
55,446	Cimarex Energy Co.	5,393,232
48,407	Concho Resources, Inc. *	4,891,043
248,424	Memorial Resource Development Corp. *	2,528,956
34,124	Pioneer Natural Resources Co.	4,802,612
		$21,020,186
	Total Energy	$25,898,610
	Materials - 3.7%
	Specialty Chemicals - 1.4%
77,197	Celanese Corp.	$5,056,404
	Metal & Glass Containers - 1.3%
89,227	Crown Holdings, Inc. *	$4,424,767
	Gold - 1.0%
135,798	Newmont Mining Corp.	$3,609,511
	Total Materials	$13,090,682
	Capital Goods - 7.5%
	Building Products - 4.3%
141,157	Fortune Brands Home & Security, Inc.	$7,910,438
150,692	Owens Corning *	7,124,718
		$15,035,156
	Construction & Engineering - 1.2%
76,346	Fluor Corp.	$4,099,780
	Construction & Farm Machinery & Heavy Trucks - 1.0%
63,791	PACCAR, Inc.	$3,488,730
	Industrial Machinery - 1.0%
57,618	Dover Corp.	$3,706,566
	Total Capital Goods	$26,330,232
	Transportation - 3.5%
	Air Freight & Logistics - 1.0%
74,781	Expeditors International of Washington, Inc.	$3,650,061
	Airlines - 2.5%
143,953	United Continental Holdings, Inc. *	$8,617,027
	Total Transportation	$12,267,088
	Automobiles & Components - 2.9%
	Tires & Rubber - 2.9%
303,525	The Goodyear Tire & Rubber Co.	$10,010,252
	Total Automobiles & Components	$10,010,252
	Consumer Durables & Apparel - 3.6%
	Homebuilding - 1.6%
112,413	Lennar Corp.	$5,436,293
	Household Appliances - 2.0%
39,239	Whirlpool Corp.	$7,076,361
	Total Consumer Durables & Apparel	$12,512,654
	Consumer Services - 1.2%
	Hotels, Resorts & Cruise Lines - 1.2%
77,120	Norwegian Cruise Line Holdings, Ltd. *	$4,263,965
	Total Consumer Services	$4,263,965
	Retailing - 1.6%
	Apparel Retail - 1.6%
95,072	Ross Stores, Inc.	$5,504,669
	Total Retailing	$5,504,669
	Food, Beverage & Tobacco - 7.6%
	Agricultural Products - 2.1%
67,953	Ingredion, Inc.	$7,256,701
	Packaged Foods & Meats - 5.5%
54,524	The Hershey Co.	$5,021,115
38,489	The JM Smucker Co.	4,997,412
142,472	Tyson Foods, Inc.	9,497,184
		$19,515,711
	Total Food, Beverage & Tobacco	$26,772,412
	Health Care Equipment & Services - 3.8%
	Health Care Equipment - 2.3%
433,660	Boston Scientific Corp. *	$8,157,145
	Health Care Distributors - 1.5%
61,476	Cardinal Health, Inc.	$5,037,958
	Total Health Care Equipment & Services	$13,195,103
	Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
	Pharmaceuticals - 1.6%
44,215	Jazz Pharmaceuticals Plc *	$5,772,268
	Total Pharmaceuticals, Biotechnology & Life Sciences	$5,772,268
	Banks - 4.7%
	Regional Banks - 4.7%
180,125	Cathay General Bancorp	$5,102,941
323,179	First Horizon National Corp.	4,233,645
359,674	Huntington Bancshares, Inc.	3,431,290
339,416	KeyCorp	3,747,153
		$16,515,029
	Total Banks	$16,515,029
	Diversified Financials - 5.4%
	Specialized Finance - 4.5%
33,126	Intercontinental Exchange, Inc.	$7,789,248
118,084	Nasdaq, Inc.	7,838,416
		$15,627,664
	Investment Banking & Brokerage - 0.9%
81,308	Lazard, Ltd.	$3,154,750
	Total Diversified Financials	$18,782,414
	Insurance - 9.0%
	Life & Health Insurance - 3.5%
146,798	Lincoln National Corp.	$5,754,482
216,866	Unum Group	6,705,497
		$12,459,979
	Multi-line Insurance - 1.8%
137,076	The Hartford Financial Services Group, Inc.	$6,316,462
	Property & Casualty Insurance - 3.7%
77,255	The Hanover Insurance Group, Inc.	$6,969,946
162,934	XL Group Plc	5,995,971
		$12,965,917
	Total Insurance	$31,742,358
	Real Estate - 13.6%
	Diversified REIT - 1.4%
224,390	Duke Realty Corp.	$5,057,751
	Office REIT - 1.3%
178,206	Corporate Office Properties Trust	$4,676,125
	Residential REIT - 4.1%
15,857	Essex Property Trust, Inc.	$3,708,318
54,836	Mid-America Apartment Communities, Inc.	5,604,788
129,955	UDR, Inc.	5,007,166
		$14,320,272
	Retail REIT - 2.4%
27,186	Federal Realty Investment Trust	$4,242,375
136,875	General Growth Properties, Inc.	4,069,294
		$8,311,669
	Specialized REIT - 4.4%
56,553	Crown Castle International Corp.	$4,891,834
60,248	Digital Realty Trust, Inc.	5,331,346
16,042	Equinix, Inc.	5,305,250
		$15,528,430
	Total Real Estate	$47,894,247
	Software & Services - 5.2%
	IT Consulting & Other Services - 1.5%
89,143	Amdocs, Ltd.	$5,386,020
	Data Processing & Outsourced Services - 1.0%
75,017	Total System Services, Inc.	$3,569,309
	Application Software - 2.7%
59,829	Citrix Systems, Inc. *	$4,701,363
244,896	Nuance Communications, Inc. *	4,577,106
		$9,278,469
	Total Software & Services	$18,233,798
	Technology Hardware & Equipment - 3.0%
	Communications Equipment - 1.1%
49,768	Harris Corp.	$3,874,936
	Electronic Manufacturing Services - 1.9%
67,912	IPG Photonics Corp.	$6,524,985
	Total Technology Hardware & Equipment	$10,399,921
	Semiconductors & Semiconductor Equipment - 7.3%
	Semiconductors - 7.3%
84,008	First Solar, Inc. *	$5,752,028
180,888	Microsemi Corp. *	6,929,819
220,883	NVIDIA Corp.	7,870,061
517,598	ON Semiconductor Corp. *	4,963,765
		$25,515,673
	Total Semiconductors & Semiconductor Equipment	$25,515,673
	Utilities - 6.9%
	Electric Utilities - 4.2%
73,566	Edison International	$5,288,660
84,195	Eversource Energy	4,911,936
91,667	Westar Energy, Inc.	4,547,600
		$14,748,196
	Multi-Utilities - 2.7%
153,550	NiSource, Inc.	$3,617,638
123,509	Public Service Enterprise Group, Inc.	5,822,214
		$9,439,852
	Total Utilities	$24,188,048
	TOTAL COMMON STOCKS
	(Cost $304,212,899)	$348,889,423

	TOTAL INVESTMENT IN SECURITIES - 99.5%
	(Cost $304,212,899) (a)	$348,889,423

	OTHER ASSETS & LIABILITIES - 0.5%	$1,907,151

	TOTAL NET ASSETS - 100.0%	$350,796,574

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $304,212,899 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$$53,200,772

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,524,248)

	Net unrealized appreciation	$$44,676,524

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Portfolio’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$348,889,423	$-	$-	$348,889,423
Total	$348,889,423	$-	$-	$348,889,423

During the period ended March 31, 2016 there were no transfers between Levels 1, 2 and 3.

	Pioneer Disciplined Value VCT Portfolio
	Schedule of Investments 3/31/16 (unaudited)

Shares		Value
	COMMON STOCKS - 96.1%
	Energy - 13.0%
	Oil & Gas Equipment & Services - 4.7%
138,757	Schlumberger, Ltd.	$10,233,331
	Integrated Oil & Gas - 6.1%
79,398	Chevron Corp.	$7,574,569
82,788	Occidental Petroleum Corp.	5,665,183
		$13,239,752
	Oil & Gas Exploration & Production - 0.0%
7,750	California Resources Corp.	$7,982
	Oil & Gas Refining & Marketing - 2.2%
76,892	Valero Energy Corp.	$4,931,853
	Total Energy	$28,412,918
	Materials - 1.8%
	Commodity Chemicals - 1.8%
45,960	LyondellBasell Industries NV	$3,933,257
	Total Materials	$3,933,257
	Capital Goods - 8.8%
	Aerospace & Defense - 4.0%
35,389	Honeywell International, Inc.	$3,965,337
38,154	Raytheon Co.	4,678,825
		$8,644,162
	Industrial Machinery - 4.8%
58,152	Illinois Tool Works, Inc.	$5,957,091
73,246	Ingersoll-Rand Plc	4,541,984
		$10,499,075
	Total Capital Goods	$19,143,237
	Transportation - 2.1%
	Air Freight & Logistics - 1.5%
20,566	FedEx Corp.	$3,346,500
	Railroads - 0.6%
16,180	Union Pacific Corp.	$1,287,119
	Total Transportation	$4,633,619
	Media - 3.2%
	Movies & Entertainment - 3.2%
94,456	Time Warner, Inc.	$6,852,783
	Total Media	$6,852,783
	Retailing - 2.3%
	General Merchandise Stores - 2.3%
58,329	Dollar General Corp. *	$4,992,962
	Total Retailing	$4,992,962
	Food & Staples Retailing - 2.0%
	Food Retail - 2.0%
142,715	Whole Foods Market, Inc.	$4,439,864
	Total Food & Staples Retailing	$4,439,864
	Food, Beverage & Tobacco - 4.5%
	Brewers - 2.8%
63,808	Molson Coors Brewing Co. (Class B)	$6,137,053
	Tobacco - 1.7%
72,520	Reynolds American, Inc.	$3,648,481
	Total Food, Beverage & Tobacco	$9,785,534
	Household & Personal Products - 1.0%
	Household Products - 1.0%
15,827	Kimberly-Clark Corp.	$2,128,890
	Total Household & Personal Products	$2,128,890
	Health Care Equipment & Services - 6.1%
	Health Care Distributors - 2.4%
63,793	Cardinal Health, Inc.	$5,227,836
	Managed Health Care - 3.7%
40,283	Aetna, Inc.	$4,525,795
19,663	Humana, Inc.	3,597,346
		$8,123,141
	Total Health Care Equipment & Services	$13,350,977
	Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
	Pharmaceuticals - 4.5%
89,964	Johnson & Johnson	$9,734,105
	Total Pharmaceuticals, Biotechnology & Life Sciences	$9,734,105
	Banks - 10.3%
	Diversified Banks - 7.4%
407,718	Bank of America Corp.	$5,512,347
103,500	JPMorgan Chase & Co.	6,129,270
112,742	US Bancorp	4,576,198
		$16,217,815
	Regional Banks - 2.9%
81,328	SunTrust Banks, Inc.	$2,934,314
39,126	The PNC Financial Services Group, Inc.	3,308,886
		$6,243,200
	Total Banks	$22,461,015
	Diversified Financials - 11.6%
	Other Diversified Financial Services - 1.7%
121,675	Voya Financial, Inc.	$3,622,265
	Specialized Finance - 2.2%
72,043	Nasdaq, Inc.	$4,782,214
	Consumer Finance - 3.5%
268,167	Synchrony Financial	$7,685,666
	Asset Management & Custody Banks - 1.2%
84,229	Invesco, Ltd.	$2,591,726
	Investment Banking & Brokerage - 3.0%
86,860	Lazard, Ltd.	$3,370,168
129,911	Morgan Stanley Co.	3,249,074
		$6,619,242
	Total Diversified Financials	$25,301,113
	Insurance - 5.5%
	Multi-line Insurance - 3.4%
161,865	The Hartford Financial Services Group, Inc.	$7,458,739
	Property & Casualty Insurance - 2.1%
120,045	XL Group Plc	$4,417,656
	Total Insurance	$11,876,395
	Software & Services - 3.6%
	Internet Software & Services - 1.3%
124,117	eBay, Inc. *	$2,961,432
	Systems Software - 2.3%
121,383	Oracle Corp.	$4,965,779
	Total Software & Services	$7,927,211
	Technology Hardware & Equipment - 4.6%
	Communications Equipment - 4.6%
350,337	Cisco Systems, Inc.	$9,974,094
	Total Technology Hardware & Equipment	$9,974,094
	Semiconductors & Semiconductor Equipment - 2.7%
	Semiconductors - 2.7%
33,137	Analog Devices, Inc.	$1,961,379
138,577	Micron Technology, Inc. *	1,450,901
97,148	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	2,545,278
		$5,957,558
	Total Semiconductors & Semiconductor Equipment	$5,957,558
	Utilities - 8.5%
	Electric Utilities - 4.9%
84,798	American Electric Power Co., Inc.	$5,630,587
141,812	Exelon Corp.	5,085,378
		$10,715,965
	Multi-Utilities - 3.6%
162,825	Public Service Enterprise Group, Inc.	$7,675,570
	Total Utilities	$18,391,535
	TOTAL COMMON STOCKS
	(Cost $200,961,691)	$209,297,067

	TOTAL INVESTMENT IN SECURITIES - 96.1%
	(Cost $200,961,691) (a)	$209,297,067

	OTHER ASSETS & LIABILITIES - 3.9%	$8,585,460

	TOTAL NET ASSETS - 100.0%	$217,882,527

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $200,961,691 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$$15,808,774

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,473,398)

	Net unrealized appreciation	$$8,335,376

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$209,297,067	$-	$-	$209,297,067
Total	$209,297,067	$-	$-	$209,297,067

During the period ended March 31, 2016 there were no transfers between Levels 1, 2 and 3.

	Pioneer Select Mid Cap Growth VCT Portfolio
	Schedule of Investments 3/31/16 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.9%
	Energy - 2.2%
	Oil & Gas Exploration & Production - 1.9%
41,582	Cabot Oil & Gas Corp.	$944,327
4,778	Cimarex Energy Co.	464,756
3,848	Continental Resources, Inc. *	116,825
24,170	Memorial Resource Development Corp. *	246,051
9,317	Newfield Exploration Co. *	309,790
		$2,081,749
	Oil & Gas Storage & Transportation - 0.3%
11,608	Cheniere Energy, Inc. *	$392,699
	Total Energy	$2,474,448
	Materials - 4.8%
	Commodity Chemicals - 0.2%
3,175	LyondellBasell Industries NV	$271,716
	Specialty Chemicals - 2.0%
8,092	Flotek Industries, Inc. *	$59,314
4,421	The Sherwin-Williams Co.	1,258,526
12,203	WR Grace & Co. *	868,610
		$2,186,450
	Construction Materials - 0.6%
6,483	Vulcan Materials Co.	$684,410
	Metal & Glass Containers - 1.0%
16,264	Ball Corp.	$1,159,461
	Paper Packaging - 1.0%
9,017	Avery Dennison Corp.	$650,216
8,047	Packaging Corp. of America	486,039
		$1,136,255
	Total Materials	$5,438,292
	Capital Goods - 8.7%
	Aerospace & Defense - 1.5%
12,591	Astronics Corp. *	$480,347
14,634	B/E Aerospace, Inc. *	674,920
4,361	Raytheon Co.	534,789
		$1,690,056
	Building Products - 2.1%
8,925	Allegion Plc	$568,612
8,856	AO Smith Corp.	675,801
7,760	Fortune Brands Home & Security, Inc.	434,870
5,261	Lennox International, Inc.	711,235
		$2,390,518
	Electrical Components & Equipment - 0.7%
3,572	Acuity Brands, Inc.	$779,196
	Industrial Conglomerates - 0.6%
3,795	Roper Technologies, Inc.	$693,612
	Construction & Farm Machinery & Heavy Trucks - 0.6%
6,545	WABCO Holdings, Inc. *	$699,791
	Industrial Machinery - 2.1%
16,191	Albany International Corp.	$608,620
20,436	Colfax Corp. *	584,265
6,876	Dover Corp.	442,333
4,632	Snap-on, Inc.	727,178
		$2,362,396
	Trading Companies & Distributors - 1.1%
15,264	MSC Industrial Direct Co., Inc.	$1,164,796
	Total Capital Goods	$9,780,365
	Commercial Services & Supplies - 4.3%
	Office Services & Supplies - 0.5%
26,101	Pitney Bowes, Inc.	$562,216
	Diversified Support Services - 0.6%
7,194	Cintas Corp.	$646,093
	Human Resource & Employment Services - 0.4%
5,728	ManpowerGroup, Inc.	$466,374
	Research & Consulting Services - 2.8%
9,717	Equifax, Inc.	$1,110,556
6,447	IHS, Inc. *	800,460
15,313	Verisk Analytics, Inc. *	1,223,815
		$3,134,831
	Total Commercial Services & Supplies	$4,809,514
	Transportation - 4.6%
	Airlines - 3.5%
9,013	Alaska Air Group, Inc.	$739,246
42,763	American Airlines Group, Inc.	1,753,711
33,117	Southwest Airlines Co.	1,483,642
		$3,976,599
	Trucking - 0.8%
25,344	Hertz Global Holdings, Inc. *	$266,872
8,514	Old Dominion Freight Line, Inc. *	592,745
		$859,617
	Airport Services - 0.3%
4,180	Macquarie Infrastructure Corp.	$281,899
	Total Transportation	$5,118,115
	Automobiles & Components - 0.6%
	Auto Parts & Equipment - 0.6%
6,065	Lear Corp.	$674,246
	Total Automobiles & Components	$674,246
	Consumer Durables & Apparel - 2.0%
	Home Furnishings - 0.8%
4,575	Mohawk Industries, Inc. *	$873,368
	Apparel, Accessories & Luxury Goods - 0.6%
8,201	Under Armour, Inc. *	$695,691
	Footwear - 0.6%
22,830	Skechers U.S.A., Inc. *	$695,174
	Total Consumer Durables & Apparel	$2,264,233
	Consumer Services - 5.5%
	Hotels, Resorts & Cruise Lines - 0.9%
18,586	Norwegian Cruise Line Holdings, Ltd. *	$1,027,620
	Leisure Facilities - 0.3%
18,344	Planet Fitness, Inc.	$297,907
	Restaurants - 4.3%
7,631	Buffalo Wild Wings, Inc. *	$1,130,304
1,097	Chipotle Mexican Grill, Inc. *	516,654
21,599	Dave & Buster's Entertainment, Inc.	837,609
6,407	Jack in the Box, Inc. *	409,215
5,744	Panera Bread Co. *	1,176,544
17,129	Texas Roadhouse, Inc.	746,482
		$4,816,808
	Total Consumer Services	$6,142,335
	Media - 1.0%
	Broadcasting - 0.6%
9,797	Scripps Networks Interactive, Inc.	$641,704
	Cable & Satellite - 0.4%
7,971	Liberty Broadband Corp.	$463,593
	Total Media	$1,105,297
	Retailing - 11.4%
	Distributors - 0.8%
27,685	LKQ Corp. *	$883,982
	General Merchandise Stores - 2.7%
16,948	Dollar General Corp. *	$1,450,749
19,050	Dollar Tree, Inc. *	1,570,863
		$3,021,612
	Apparel Retail - 1.2%
2,659	L Brands, Inc.	$233,487
19,588	Ross Stores, Inc.	1,134,145
		$1,367,632
	Home Improvement Retail - 1.3%
18,987	Lowe's Companies, Inc.	$1,438,265
	Specialty Stores - 2.7%
18,460	Sally Beauty Holdings, Inc. *	$597,735
4,313	Signet Jewelers, Ltd.	534,941
12,450	Tractor Supply Co. *	1,126,227
3,784	Ulta Salon Cosmetics & Fragrance, Inc. *	733,112
		$2,992,015
	Automotive Retail - 2.7%
9,795	Advance Auto Parts, Inc.	$1,570,530
5,429	O'Reilly Automotive, Inc. *	1,485,700
		$3,056,230
	Total Retailing	$12,759,736
	Food & Staples Retailing - 2.2%
	Drug Retail - 0.6%
76,550	Rite Aid Corp. *	$623,882
	Food Retail - 1.6%
28,623	The Kroger Co.	$1,094,830
24,194	Whole Foods Market, Inc.	752,675
		$1,847,505
	Total Food & Staples Retailing	$2,471,387
	Food, Beverage & Tobacco - 8.7%
	Brewers - 1.2%
13,839	Molson Coors Brewing Co. (Class B)	$1,331,035
	Distillers & Vintners - 1.4%
10,204	Constellation Brands, Inc. *	$1,541,722
	Soft Drinks - 0.7%
5,848	Monster Beverage Corp.	$780,006
	Packaged Foods & Meats - 5.4%
26,471	Blue Buffalo Pet Products, Inc.	$679,246
13,976	ConAgra Foods, Inc.	623,609
20,053	Hormel Foods Corp.	867,092
9,500	Mead Johnson Nutrition Co.	807,215
7,697	The Hershey Co.	708,817
4,303	The JM Smucker Co.	558,702
13,416	The WhiteWave Foods Co. *	545,226
19,128	Tyson Foods, Inc.	1,275,072
		$6,064,979
	Total Food, Beverage & Tobacco	$9,717,742
	Health Care Equipment & Services - 9.4%
	Health Care Equipment - 3.6%
113,701	Boston Scientific Corp. *	$2,138,715
14,853	Edwards Lifesciences Corp. *	1,310,183
18,883	Insulet Corp. *	626,160
		$4,075,058
	Health Care Supplies - 2.6%
24,684	Align Technology, Inc. *	$1,794,280
60,537	Endologix, Inc. *	506,089
23,631	LDR Holding Corp. *	602,354
		$2,902,723
	Health Care Distributors - 1.1%
14,590	Cardinal Health, Inc.	$1,195,650
	Health Care Services - 1.2%
21,895	MEDNAX, Inc. *	$1,414,855
	Managed Health Care - 0.9%
10,890	WellCare Health Plans, Inc. *	$1,010,048
	Total Health Care Equipment & Services	$10,598,334
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
	Biotechnology - 3.2%
28,641	Alkermes Plc *	$979,236
33,211	Medivation, Inc. *	1,527,042
15,942	Neurocrine Biosciences, Inc. *	630,506
5,462	Ophthotech Corp.	230,879
4,590	TESARO, Inc. *	202,098
		$3,569,761
	Pharmaceuticals - 1.7%
9,554	Endo International Plc	$268,945
12,478	Jazz Pharmaceuticals Plc *	1,629,003
		$1,897,948
	Life Sciences Tools & Services - 1.6%
24,388	Charles River Laboratories International, Inc. *	$1,852,025
	Total Pharmaceuticals, Biotechnology & Life Sciences	$7,319,734
	Banks - 0.9%
	Regional Banks - 0.9%
15,857	BankUnited, Inc. *	$546,115
3,314	Signature Bank *	451,102
		$997,217
	Total Banks	$997,217
	Diversified Financials - 6.5%
	Specialized Finance - 3.7%
7,109	Intercontinental Exchange, Inc.	$1,671,610
5,382	McGraw Hill Financial, Inc.	532,710
29,499	Nasdaq, Inc.	1,958,144
		$4,162,464
	Asset Management & Custody Banks - 2.8%
4,312	Affiliated Managers Group, Inc. *	$700,269
20,796	Oaktree Capital Group LLC	1,025,867
31,823	SEI Investments Co.	1,369,980
		$3,096,116
	Total Diversified Financials	$7,258,580
	Insurance - 0.6%
	Insurance Brokers - 0.6%
5,640	Willis Towers Watson Plc	$669,242
	Total Insurance	$669,242
	Real Estate - 0.5%
	Health Care REIT - 0.5%
9,054	Ventas, Inc.	$570,040
	Total Real Estate	$570,040
	Software & Services - 11.5%
	Internet Software & Services - 2.9%
9,168	CoStar Group, Inc. *	$1,725,143
9,800	LinkedIn Corp. *	1,120,630
2,772	NetEase, Inc. (A.D.R.)	398,004
		$3,243,777
	IT Consulting & Other Services - 0.5%
6,230	Gartner, Inc. *	$556,650
	Data Processing & Outsourced Services - 3.2%
12,288	Fidelity National Information Services, Inc.	$777,953
7,799	MasterCard, Inc.	737,006
27,585	Sabre Corp.	797,758
9,124	Total System Services, Inc.	434,120
15,355	Vantiv, Inc. *	827,327
		$3,574,164
	Application Software - 3.4%
11,842	Blackbaud, Inc.	$744,743
10,777	Intuit, Inc.	1,120,916
15,650	Qlik Technologies, Inc. *	452,598
7,181	SS&C Technologies Holdings, Inc. *	455,419
3,438	The Ultimate Software Group, Inc. *	665,253
17,315	Zendesk, Inc.	362,403
		$3,801,332
	Systems Software - 0.9%
7,933	Red Hat, Inc. *	$591,088
7,309	ServiceNow, Inc. *	447,165
		$1,038,253
	Home Entertainment Software - 0.6%
11,354	Electronic Arts, Inc. *	$750,613
	Total Software & Services	$12,964,789
	Technology Hardware & Equipment - 1.2%
	Communications Equipment - 1.2%
10,640	Harris Corp.	$828,430
3,351	Palo Alto Networks, Inc. *	546,682
		$1,375,112
	Total Technology Hardware & Equipment	$1,375,112
	Semiconductors & Semiconductor Equipment - 6.2%
	Semiconductor Equipment - 1.0%
13,998	Lam Research Corp. *	$1,156,235
	Semiconductors - 5.2%
13,385	Analog Devices, Inc.	$792,258
8,942	Broadcom, Ltd.	1,381,539
6,339	First Solar, Inc. *	434,031
13,128	Integrated Device Technology, Inc. *	268,336
12,169	M/A-COM Technology Solutions Holdings Inc *	532,881
44,598	Marvell Technology Group, Ltd.	459,805
5,161	NXP Semiconductors NV *	418,402
13,741	Skyworks Solutions, Inc. *	1,070,424
10,000	Xilinx, Inc.	474,300
		$5,831,976
	Total Semiconductors & Semiconductor Equipment	$6,988,211
	Telecommunication Services - 0.6%
	Integrated Telecommunication Services - 0.6%
6,167	SBA Communications Corp. *	$617,748
	Total Telecommunication Services	$617,748
	TOTAL COMMON STOCKS
	(Cost $97,918,127)	$112,114,717

	TOTAL INVESTMENT IN SECURITIES - 99.9%
	(Cost $97,918,127) (a)	$112,114,717
	OTHER ASSETS & LIABILITIES - 0.1%	$144,125
	TOTAL NET ASSETS - 100.0%	$112,258,842

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

(a)	At March 31, 2016, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $98,725,167 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$16,424,659

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(3,035,109)

	Net unrealized appreciation	$13,389,550

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments:

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Variable Contracts Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 27, 2016 * Print the name and title of each signing officer under his or her signature.